UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of December 31, 2017	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 17.2%

CHEMICALS (b)(t) - 0.2%
1,102,216	Vertellus Holdings LLC Second Lien Term Loan, 1-month LIBOR + 12.000% 13.57%, 10/31/2021	1,080,502

ENERGY (c) - 4.8%
8,553,136	Azure Midstream Energy LLC Term Loan B, 3-month LIBOR + 6.500% 8.07%, 11/15/2018	7,743,154
3,000,000	Chief Exploration & Development LLC Second Lien Term Loan, 3-month LIBOR + 6.500% 7.96%, 05/16/2021	2,957,505
24,743,431	Fieldwood Energy LLC First Lien Last Out Term Loan, 3-month LIBOR + 7.125% 8.82%, 09/30/2020	17,361,723

		28,062,382

FINANCIAL - 0.4%
2,643,873	Walter Investment Management Corp. Term Loan, 1-month LIBOR + 3.750% 5.32%, 12/18/2020	2,535,646

MANUFACTURING - 0.6%
1,866,667	VC GB Holdings, Inc. Second Lien Term Loan, 1-month LIBOR + 8.000% 9.57%, 02/28/2025	1,887,666
1,481,481	WireCo WorldGroup, Inc.3-month LIBOR + 9.000% 10.48%, 09/30/2024	1,490,741

		3,378,407

MEDIA & TELECOMMUNICATIONS - 0.2%
1,928,571	iHeartCommunications, Inc. Tranche D Term Loan, 3-month LIBOR + 6.750% 8.44%, 01/30/2019	1,452,050

RETAIL - 1.9%
5,212,255	Academy, Ltd. Term Loan B, 3-month LIBOR + 4.000% 5.55%, 07/01/2022 (e)	4,127,455
7,419,025	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 6.13%, 04/24/2020 (d)	3,672,417
3,346,866	Toys ‘R’ Us-Delaware, Inc.1-month LIBOR + 8.750% 10.32%, 01/18/2019	3,437,232

		11,237,104

SERVICE - 0.4%
2,500,000	Advantage Sales & Marketing, Inc. Second Lien Term Loan, 3-month LIBOR + 6.500% 7.88%, 07/25/2022	2,350,000

TELECOMMUNICATIONS (b)(f)(t) - 8.3%
48,093,836	TerreStar Corporation Term Loan A, 1-month 5.50%, 02/27/2020	47,997,649

UTILITIES - 0.4%
927,721	Granite Acquisition, Inc. Second Lien Term Loan B, 3-month LIBOR + 7.250% 8.94%, 12/19/2022	934,215
471,039,553	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (g)	1,224,703

		2,158,918

	Total U.S. Senior Loans (Cost $118,240,424)	100,252,658

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

Non-U.S. Senior Loans (a)(c) - 2.1%

HEALTHCARE (b)(t) - 0.8%
4,906,086	HLS Therapeutics, Inc. Term Loan, 3-month LIBOR + 9.000% 10.75%, 08/03/2021	4,857,025

INFORMATION TECHNOLOGY - 1.1%
6,999,417	Evergreen Skills Lux S.a.r.l. Second Lien Term Loan, 1-month LIBOR + 8.250% 9.82%, 04/28/2022	6,244,075

MANUFACTURING - 0.1%
360,073	Doncasters U.S. Finance LLC Second Lien Term Loan, 3-month LIBOR + 8.250% 9.94%, 10/09/2020	340,629

TELECOMMUNICATIONS - 0.1%
778,075	Intelsat Jackson Holdings S.A. 3-month LIBOR + 3.750% 5.21%, 11/27/2023	763,486

	Total Non-U.S. Senior Loans (Cost $12,587,747)	12,205,215

U.S. Corporate Bonds & Notes - 1.4%

AUTOMOBILES & COMPONENTS (d) - 0.0%
30,000,000	DPH Holdings Corp.	—
25,000,000	DPH Holdings Corp.	—
75,000,000	DPH Holdings Corp.	1

		1

BROADCASTING (h) - 0.3%
16,054,749	iHeartCommunications, Inc., PIK 2.00% PIK; 12.00% Cash, 02/01/2021	1,404,791

ENERGY (i) - 0.4%
37,083,000	Ocean Rig UDW, Inc. (b)(c)(d)(t)	2,558,727
290	Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/2021	235

		2,558,962

HEALTHCARE EQUIPMENT & SERVICES (h) - 0.1%
642,000	Quorum Health Corp. 11.63%, 04/15/2023	629,962
RETAIL (h)(i) - 0.5%
4,545,000	Neiman Marcus Group, Ltd. LLC 8.00%, 10/15/2021	2,637,009
TELECOMMUNICATION SERVICES - 0.0%
9,500,000	Avaya, Inc. 10.50%, 03/01/2021	—
UTILITIES (g) - 0.1%
75,094,000	Texas Competitive Electric Holdings Co., LLC	262,829
51,140,000	Texas Competitive Electric Holdings Co., LLC	178,990
9,346,000	Texas Competitive Electric Holdings Co., LLC	32,711
3,000,000	Texas Competitive Electric Holdings Co., LLC	30,000
25,000,000	Texas Competitive Electric Holdings Co., LLC	112,500

		617,030

	Total U.S. Corporate Bonds & Notes (Cost $46,982,448)	7,847,755

Non-U.S. Government Bonds (c) - 8.3%
62,500,000	Argentine Republic Government International Bond 2.50%, 12/31/2038 (j)(k)	46,103,125
148	8.28%, 12/31/2033	175
40,000,000	Provincia de Buenos Aires, BADLAR + 3.83%, 26.955%, 05/31/22 (l)	2,200,266

	Total Non-U.S. Government Bonds (Cost $32,851,013)	48,303,566

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

Shares
U.S. Equity - 62.3%

AUTOMOBILES & COMPONENTS (m) - 0.0%
500	Tesla, Inc.	155,675

BANKS - 0.3%
13,000	Cathay General Bancorp	548,210
3,000	Citizens Financial Group, Inc.	125,940
1,500	Comerica, Inc.	130,215
7,500	KeyCorp	151,275
20,000	Umpqua Holdings Corp. (h)	416,000
343,751	Walter Investment Management Corp. (h)(m)	289,713

		1,661,353

CAPITAL GOODS - 0.2%
1,500	3M Co.	353,055
5,000	Fastenal Co.	273,450
3,000	Granite Construction, Inc.	190,290
1,000	Rockwell Automation, Inc.	196,350

		1,013,145

CHEMICALS - 2.8%
730,484	MPM Holdings, Inc. (m)	14,609,680
881,773	Vertellus Specialties, Inc. (b)(t)	1,807,635

		16,417,315

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
15,000	Interface, Inc.	377,250

CONSUMER DURABLES & APPAREL - 0.4%
4,000	Columbia Sportswear Co. (h)	287,520
34,900	Lennar Corp., Class A (j)	2,207,076
698	Lennar Corp., Class B (j)	36,073

		2,530,669

CONSUMER SERVICES (j)(m) - 2.4%
864,648	K12, Inc.	13,747,903

DIVERSIFIED FINANCIALS - 0.1%
500	BlackRock, Inc.	256,855
500	Goldman Sachs Group, Inc. (The) (e)	127,380
8,000	TD Ameritrade Holding Corp. (e)	409,040

		793,275

ENERGY - 0.1%
3,000	EOG Resources, Inc.	323,730
2,000	Phillips 66	202,300

		526,030

FOOD & STAPLES RETAILING - 0.1%
5,000	Sysco Corp.	303,650
1,500	United Natural Foods, Inc. (m)	73,905

		377,555

FOOD, BEVERAGE & TOBACCO - 0.1%
5,000	Hain Celestial Group, Inc. (The) (h)(m)	211,950
1,500	Hershey Co. (The)	170,265
8,000	Hormel Foods Corp.	291,120

		673,335

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

HEALTHCARE EQUIPMENT & SERVICES - 3.0%
61,625	Brookdale Senior Living, Inc. (j)(m)	597,763
3,000	Laboratory Corp. of America Holdings (m)	478,530
2,500	Molina Healthcare, Inc. (m)	191,700
419,250	Patterson Cos., Inc. (j)	15,147,502
176,509	Quorum Health Corp. (j)(m)	1,101,416

		17,516,911

INSURANCE (j) - 0.2%
100,000	FGL Holdings (m)	1,007,000
11,110	FNF Group	435,956

		1,442,956

MATERIALS - 0.1%
5,000	Ecolab, Inc.	670,900
5,000	Freeport-McMoRan Copper & Gold, Inc. (m)	94,800

		765,700

MEDIA - 0.6%
196,250	Cumulus Media, Inc., Class A (j)(m)	14,719
77,945	Loral Space & Communications, Inc. (j)(m)	3,433,477
3,000	Walt Disney Co. (The)	322,530

		3,770,726

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
195,918	Collegium Pharmaceutical, Inc. (j)(m)	3,616,646
287,231	Heron Therapeutics, Inc. (h)(j)(m)	5,198,881
3,500	Johnson & Johnson	489,020
363,906	Minerva Neurosciences, Inc. (j)(m)	2,201,632
5,200	Ultragenyx Pharmaceutical, Inc. (j)(m)	241,176
1,500	Vertex Pharmaceuticals, Inc. (m)	224,790

		11,972,145

REAL ESTATE - 3.3%
1,621,905	Independence Realty Trust, Inc., REIT (j)	16,365,022
101,918	Jernigan Capital, Inc., REIT (j)	1,937,461
2,000	Jones Lang LaSalle, Inc.	297,860
2,219,361	RAIT Financial Trust, REIT (j)	832,260

		19,432,603

RETAILING - 0.0%
1,500	Best Buy Co., Inc.	102,705

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
7,500	Intel Corp.	346,200

SOFTWARE & SERVICES - 3.7%
300	Alphabet, Inc., Class A (m)	316,020
1,500	ANSYS, Inc. (m)	221,385
342,391	Avaya Holdings Corp. (h)(m)	6,008,962
3,406	Black Knight, Inc. (j)(m)	150,375
500	FleetCor Technologies, Inc. (m)	96,215
53,350	Fortinet, Inc. (j)(m)	2,330,861
3,000	Leidos Holdings, Inc.	193,710
4,000	Microsoft Corp.	342,160
497,398	Twitter, Inc. (j)(m)	11,942,526

		21,602,214

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
10,000	HP, Inc.	210,100

TELECOMMUNICATION SERVICES (b)(f)(n)(t) - 16.5%
306,550	TerreStar Corporation	95,698,779

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

TRANSPORTATION (j) - 1.5%
168,400	American Airlines Group, Inc.	8,761,852

UTILITIES - 24.4%
3,975	NRG Energy, Inc. (j)	113,208
3,000	Ormat Technologies, Inc. (h)	191,880
7,741,943	Vistra Energy Corp. (j)(m)	141,832,396

		142,137,484

	Total U.S. Equity (Cost $472,918,679)	362,033,880

Non-U.S. Equity (c) - 9.9%

AUTOMOBILES & COMPONENTS (h) - 0.1%
4,000	Autoliv, Inc.	508,320

BANKS - 2.4%
100,000	Banco del Bajio SA (i)(m)	183,384
22,370	Banco Macro SA ADR (j)	2,592,235
11,540	BBVA Banco Frances SA ADR (j)	290,808
21,029	Grupo Financiero Galicia SA ADR (j)	1,384,760
317,327	Grupo Supervielle SA ADR (j)	9,304,028
30,000	Siemens AG (j)	4,157,020

		17,912,235

CAPITAL GOODS - 0.8%
7,500	Masco Corp.	329,550

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
380,000	Atento SA (j)	3,857,000
100,000	GL Events (j)	2,941,961
114,600	Recruit Holdings Co., Ltd. (j)	2,846,144

		9,645,105

CONSUMER DURABLES & APPAREL (j) - 0.4%
156,900	Haseko Corp.	2,432,213

ENERGY - 0.2%
4,000	Exxon Mobil Corp. (e)	335,838
75	Ocean Rig UDW, Inc. (m)	2,010
48,845	Transportadora de Gas del Sur SA ADR (j)(m)	1,085,824

		1,423,672

FOOD, BEVERAGE & TOBACCO (j)(m) - 0.4%
230,342	Adecoagro SA	2,381,736

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
3,500	DENTSPLY SIRONA, Inc.	230,405
275,000	HLS Therapeutics, Inc. (b)(t)	2,524,500

		2,754,905

MATERIALS (j) - 0.1%
16,020	Ternium SA ADR	506,072

MEDIA (m) - 0.6%
131,733	Cablevision Holdings Spon GDR	3,306,498
38,933	Grupo Clarin SA GDR	235,545

		3,542,043

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (j)(m) - 0.0%
5,000	Idorsia, Ltd.	130,580

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

REAL ESTATE (j) - 0.1%
6,453	IRSA Propiedades Comerciales SA ADR	364,595

RETAILING (j)(m) - 0.0%
1,000	Despegar.com Corp. (h)	27,480
10,000	Netshoes Cayman, Ltd.	79,000

		106,480

SOFTWARE & SERVICES - 1.5%
30,000	Dassault Systemes SE (j)	3,187,901
16,069	MercadoLibre, Inc. (j)	5,056,271

		8,244,172

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
5,000	Cisco Systems, Inc.	191,500

UTILITIES - 1.2%
500,000	Central Puerto SA	844,621
684,500	Cia Energetica de Minas Gerais (m)	1,322,735
10,550	Empresa Distribuidora Y Comercializadora Norte ADR (j)(m)	524,335
56,500	Pampa Energia SA ADR (j)(m)	3,801,320
25,000	Voltalia SA (j)(m)	304,349

		6,797,360

	Total Non-U.S. Equity (Cost $52,951,377)	57,270,538

U.S. Rights - 1.3%

UTILITIES (m) - 1.3%
7,905,143	Texas Competitive Electric Holdings Co., LLC	7,707,514

	Total U.S. Rights (Cost $22,366,944)	7,707,514

U.S. Warrants - 0.0%

HEALTHCARE (m)(b) - 0.0%
38,742	Avaya Holdings Corp.	93,368

	Total U.S. Warrants (Cost $54,380)	93,368

Non-U.S. Warrants - 0.0%

HEALTHCARE (b)(c)(m)(t) - 0.0%
40,994	HLS Therapeutics, Inc.	159,467

	Total Non-U.S. Warrants (Cost $—)	159,467

U.S. Purchased Call Options (q) - 3.2%
	Total U.S. Purchased Call Options (Cost $19,586,990)	18,593,750

U.S. Purchased Put Options (q) - 0.2%
	Total U.S. Purchased Put Options (Cost $1,705,945)	955,863

U.S. Registered Investment Companies - 2.7%
688,774	Highland Merger Arbitrage Fund (f)	13,995,881
664	NexPoint Credit Strategies Fund (f)(j)	16,793
1,645,172	State Street Navigator Prime Securities Lending Portfolio (o)	1,645,172

	Total U.S. Registered Investment Companies (Cost $15,581,375)	15,657,846

U.S. Master Limited Partnerships - 30.4%

ENERGY (c) - 30.4%
839,800	Boardwalk Pipeline Partners LP (j)	10,841,818
1,048,990	Energy Transfer Equity LP (j)	18,105,568
788,475	Energy Transfer Partners LP (j)	14,129,472
752,575	Enterprise Products Partners LP (j)	19,950,763
4,311,374	Highland Energy MLP Fund (f)	16,555,677

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

30,000	NextDecade Corp. (j)(m)	249,600
549,614	MPLX LP (j)	19,494,809
635,594	Plains GP Holdings LP (j)	13,951,288
360,375	SemGroup Corp. (j)	10,883,325
82,233	Shell Midstream Partners LP (j)	2,452,188
347,976	Targa Resources Corp. (j)	16,848,998
262,500	Western Gas Equity Partners LP (j)	9,754,500
640,164	Williams Cos., Inc. (The) (j)	19,518,600
94,350	Williams Partners LP (j)	3,658,893

	Total U.S. Master Limited Partnerships (Cost $251,200,862)	176,395,499

Non-U.S. Investment Companies (b)(c)(f)(t) - 0.6%
10,000	BB Votorantim Highland Infrastructure LLC	3,277,283

	Total Non-U.S. Investment Companies (Cost $4,571,783)	3,277,283

Principal Amount ($)
U.S. Asset-Backed Securities (i) - 5.5%
4,000,000	Acis CLO, Ltd. (l)(p) Series 2014-3A, Class E, 3M USD LIBOR + 4.750%, FRN 6.13%, 02/01/2026	3,930,200
3,500,000	Series 2014-5A, Class E1, 3M USD LIBOR + 6.520%, FRN 7.90%, 11/01/2026	3,504,375
2,500,000	Series 2014-4A, Class E, 3M USD LIBOR + 4.800%, FRN 6.18%, 05/01/2026	2,462,500
4,000,000	Series 2014-4A, Class F, 3M USD LIBOR + 5.150%, FRN 6.53%, 05/01/2026	3,600,000
2,000,000	Series 2014-5A, Class D, 3M USD LIBOR + 4.340%, FRN 5.72%, 11/01/2026	2,001,000
1,500,000	Figueroa CLO, Ltd. Series 2014-1A, Class F, 3M USD LIBOR + 6.500%, FRN 7.86%, 01/15/2027 (l)	1,303,125
2,000,000	Flagship CLO VIII, Ltd. Series 2014-8A, Class F, 3M USD LIBOR + 5.850%, FRN 7.21%, 01/16/2026 (l)	1,757,000
929,628	Highland Park CDO, Ltd. Series 2006-1A, Class A2, 3M LIBOR + 0.400%, FRN 1.86%, 11/25/2051 (l)(p)	897,091
1,500,000	Mountain Hawk II CLO, Ltd. Series 2013-2A, Class E, 3M USD LIBOR + 4.800%, FRN 6.16%, 07/22/2024 (l)	1,361,850
466,370	Pamco Cayman, Ltd. Series 1997-1A, Class B 7.91%, 08/06/2013 (b)(d)(p)(t)	245,451
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F, 3M USD LIBOR + 5.200%, FRN 6.56%, 10/15/2026 (l)	1,408,500
8,820,565	Westchester CLO, Ltd. Series 2007-1A, Class E, 3M USD LIBOR + 4.300%, FRN 5.68%, 08/01/2022 (l)(p)	8,677,231
700,000	Zais CLO, Ltd. Series 2014-2A, Class E, 3M USD LIBOR + 6.500%, FRN 7.87%, 07/25/2026 (l)	683,620

	Total U.S. Asset-Backed Securities (Cost $29,958,865)	31,831,943

Total Investments - 145.1% (Cost $1,081,558,832)		842,586,145

Securities Sold Short (r) - (19.6)%

Common Stocks - (13.0)%
(490,150)	Boston Scientific Corp. (s)	(12,150,819)
(46,250)	General Motors Co.	(1,895,787)
(103,750)	Netflix, Inc. (s)	(19,915,850)
(80,000)	Nintendo Co., Ltd. ADR	(3,605,608)
(71,700)	PulteGroup, Inc.	(2,384,025)
(137,000)	Stryker Corp.	(21,213,080)
(350,000)	Zillow Group, Inc., Class C (s)	(14,322,000)

	Total Common Stocks (Cost $46,113,426)	(75,487,169)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

Non-U.S. Equity (c) - (3.2)%

AUTOMOBILES & COMPONENTS - (0.9)%
(15,850)	Autoliv, Inc. (h)	(2,014,218)
(200,000)	Fiat Chrysler Automobiles NV	(3,568,000)

		(5,582,218)

ENERGY (s) - (0.6)%
(66,250)	Cheniere Energy, Inc.	(3,566,900)

HEALTHCARE EQUIPMENT & SERVICES - (1.7)%
(80,000)	Zimmer Holdings, Inc.	(9,653,600)

	Total Non-U.S. Equity (Cost $12,687,749)	(18,802,718)

Non-U.S. Corporate Bonds & Notes (c) - (1.0)%

SOFTWARE & SERVICES - (1.0)%
(5,000,000)	Alibaba Group Holding, Ltd. 4.500% (e)	(5,534,686)

	Total Non-U.S. Corporate Bonds & Notes (Cost $4,712,980)	(5,534,686)

Exchange-traded Funds - (1.2)%
(103,650)	Direxion Daily Financial Bull 3X Shares ETF	(7,087,587)

	Total Exchange-Traded Funds (Cost $2,442,863)	(7,087,587)

Corporate Bonds - (1.2)%

ENERGY – (0.7)%
(5,000,000)	California Resources Corp. 8.000% (e)(l)	(4,143,750)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.5)%
(3,000,000)	NVIDIA Corp. 3.200%	(3,014,591)

	Total Corporate Bonds (Cost $6,895,271)	(7,158,341)

	Total Securities Sold Short (Proceeds $72,852,289)	(114,070,501)

Other Assets & Liabilities, Net - (25.5)%		(147,916,167)

Net Assets - 100.0%		580,599,477

The Fund had the following futures contracts, for which $5,180,312 was pledged as collateral, open at December 31, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
Russell 2000 Mini Index	March 2018	(1,070)	$(82,202,750)	$(917,723)

Purchased options contracts outstanding as of December 31, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
American Airlines Group, Inc.	$42.00	January 2018	15,000	63,000,000	$15,784,360	$15,450,000
British Pound Future	$137.50	January 2018	200	17,187,500	77,732	3,750
CBOE SPX Volatility Index	$16.00	January 2018	2,000	3,200,000	256,153	70,000
CBOE SPX Volatility Index	$17.00	January 2018	10,000	17,000,000	452,915	300,000
CBOE SPX Volatility Index	$11.00	January 2018	10,000	11,000,000	1,262,915	1,100,000
CBOE SPX Volatility Index	$12.00	February 2018	10,000	12,000,000	1,752,915	1,670,000

					19,586,990	18,593,750

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

PURCHASED PUT OPTIONS:
Financial Select Sector SPDR Fund ETF	$25.00	January 2018	1,400	3,500,000	$34,008	$2,800
British Pound Future	$132.00	January 2018	938	12,381,600	27,255	938
Technology Select Sector SPDR Fund ETF	$60.00	January 2018	200	1,200,000	11,858	2,800
Consumer Discretionary Select SPDR Fund ETF	$87.00	January 2018	500	4,350,000	31,426	4,000
Utilities Select Sector SPDR Fund ETF	$52.00	January 2018	250	1,300,000	9,073	8,250
PowerShares QQQ TRUST SERIES	$145.00	January 2018	600	8,700,000	84,775	15,000
Energy Select Sector SPDR Fund ETF	$65.00	January 2018	300	1,950,000	16,517	900
Healthcare Select Sector SPDR Fund ETF	$77.00	January 2018	600	4,620,000	42,691	6,000
Consumer Staples Select SPDR Fund ETF	$50.00	January 2018	700	3,500,000	26,104	1,750
Industrial Select Sector SPDR Fund ETF	$68.00	January 2018	600	4,080,000	32,575	3,000
iShares 20+ Year Treasury Bond ETF	$77.00	January 2018	150	1,155,000	8,894	1,350
CBOE SPX Volatility Index	$11.00	January 2018	9,467	10,413,700	359,238	520,685
SPDR S&P 500 ETF Trust	$256.00	January 2018	1,000	25,600,000	429,291	46,000
Euro Future	$1.16	June 2018	100,000	11,600,000	84,745	58,640
Euro Future	$1.17	June 2018	125,000	14,625,000	142,661	81,250
Euro Future	$1.16	March 2018	250,000	29,000,000	141,652	62,500
Euro Future	$1.16	June 2018	250,000	29,000,000	223,182	140,000

					1,705,945	955,863

Total Purchased Options Contracts					$21,292,935	$19,549,613

Written options contracts outstanding as of December 31, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Euro Future	$1.23	June 2018	10,000,000	1,230,000,000	$(88,245)	$(126,100)
CBOE SPX Volatility Index	$12.00	January 2018	10,000	12,000,000	(957,085)	(800,000)
CBOE SPX Volatility Index	$17.00	February 2018	10,000	17,000,000	(857,085)	(830,000)
Euro Future	$1.22	March 2018	100	12,200	(67,339)	(130,000)
Euro Future	$1.22	June 2018	300	36,600	(478,977)	(776,250)
Euro Future	$1.22	March 2018	100	12,200	(71,634)	(153,750)
CBOE SPX Volatility Index	$24.00	January 2018	10,000	24,000,000	(207,085)	(150,000)
CBOE SPX Volatility Index	$25.00	January 2018	2,500	6,250,000	(133,701)	(37,500)

					(2,861,151)	(3,003,600)

WRITTEN PUT OPTIONS:
PowerShares QQQ Trust 1 ETF	$133.00	January 2018	600	7,980,000	(24,425)	(3,600)
Energy Select Sector SPDR Fund ETF	$60.00	January 2018	300	1,800,000	(8,012)	(300)
SPDR S&P 500 ETF Trust	$239.00	January 2018	2,000	47,800,000	(79,415)	(34,000)

					(111,852)	(37,900)

Total Written Options Contracts					$(2,973,003)	$(3,041,500)

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at December 31, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $160,300,386, or 27.6% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2017.
(c)	As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.
(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(f)	Affiliated issuer. Assets with a total aggregate market value of $177,542,062, or 30.6% of net assets, were affiliated with the Fund as of December 31, 2017.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Global Allocation Fund

(g)	Represents value held in escrow pending future events. No interest is being accrued.
(h)	Securities (or a portion of securities) on loan. As of December 31, 2017, the market value of securities loaned was $8,669,827. The loaned securities were secured with cash and securities collateral of $8,949,304. Collateral is calculated based on prior day’s prices.
(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2017, these securities amounted to $33,513,460 or 5.8% of net assets.
(j)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $486,449,313.
(k)	Step coupon bond. The interest rate shown reflects the rate in effect December 31, 2017 and will reset at a future date.
(l)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2017.
(m)	Non-income producing security.
(n)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
TerreStar Corporation	U.S. Equity	11/14/2014	$87,291,270	$95,698,779	16.5%

(o)	Represents investments of cash collateral received in connection with securities lending.
(p)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(q)	Options are shown at market value.
(r)	As of December 31, 2017, $47,259,418 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net” however, the Fund did not hold any securities sold short.
(s)	No dividend payable on security sold short.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks - 95.3%

BANKS - 6.1%
197,000	CIT Group, Inc.	9,698,310

CAPITAL GOODS (a) - 4.6%
42,500	United Rentals, Inc.	7,306,175

DIVERSIFIED FINANCIALS - 11.0%
17,000	Charles Schwab Corp. (The)	873,290
40,000	CME Group, Inc.	5,842,000
45,000	S&P Global, Inc. (g)	7,623,000
33,000	State Street Corp.	3,221,130

		17,559,420

ENERGY - 6.8%
226,000	C&J Energy Services, Inc. (a)	7,564,220
45,000	Continental Resources, Inc. (a)(b)	2,383,650
17,000	Targa Resources Corp.	823,140

		10,771,010

FOOD & STAPLES RETAILING - 0.8%
6,500	Costco Wholesale Corp.	1,209,780

FOOD, BEVERAGE & TOBACCO - 2.3%
30,000	PepsiCo, Inc.	3,597,600

HEALTHCARE EQUIPMENT & SERVICES - 6.0%
160,000	Patterson Cos., Inc. (b)	5,780,800
478,976	Quorum Health Corp. (a)	2,988,810
71,724	Surgery Partners, Inc. (a)(b)	867,861

		9,637,471

MATERIALS - 1.8%
18,100	Monsanto Co.	2,113,718
2,000	Omnimax International, Inc. (c)	766,240

		2,879,958

MEDIA - 9.6%
184,470	Comcast Corp., Class A	7,388,024
46,000	Liberty Global PLC, Series C (a)(g)	1,556,640
170,000	Sinclair Broadcast Group, Inc., Class A (b)	6,434,500

		15,379,164

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (a) - 4.2%
115,918	Collegium Pharmaceutical, Inc. (b)	2,139,846
740,423	Minerva Neurosciences, Inc.	4,479,559

		6,619,405

REAL ESTATE - 2.5%
17,500	American Tower Corp., REIT	2,496,725
153,000	Independence Realty Trust, Inc., REIT	1,543,770

		4,040,495

RETAILING - 8.4%
7,500	Amazon.com, Inc. (a)	8,771,025
50,000	Lowe’s Cos., Inc. (g)	4,647,000

		13,418,025

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (a) - 1.8%
25,000	NXP Semiconductor NV	2,927,250

SOFTWARE & SERVICES - 19.6%
6,700	Alphabet, Inc., Class C (a)	7,010,880
5,000	Facebook, Inc., Class A (a)	882,300
149,500	Fortinet, Inc. (a)	6,531,655
36,000	Intuit, Inc. (g)	5,680,080

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Premier Growth Equity Fund

30,000	Twitter, Inc. (a)	720,300
91,000	Visa, Inc., Class A	10,375,820

		31,201,035

TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
33,500	Apple, Inc.	5,669,205
196,000	Corning, Inc.	6,270,040

		11,939,245

UTILITIES (a)(b) - 2.3%
200,000	Vistra Energy Corp.	3,664,000

	Total Common Stocks (Cost $106,862,671)	151,848,343

Preferred Stocks - 1.7%

SOFTWARE & SERVICES (a)(c)(d) - 1.7%
434,783	AMINO, Inc., Series C	2,669,568

	Total Preferred Stocks (Cost $2,500,002)	2,669,568

Master Limited Partnerships - 0.5%

ENERGY - 0.5%
44,500	Energy Transfer Equity LP	768,070

	Total Master Limited Partnerships (Cost $779,369)	768,070

Registered Investment Companies - 5.7%
185,465	Highland Merger Arbitrage Fund (e)	3,768,647
664	NexPoint Credit Strategies Fund (e)	16,793
5,328,984	State Street Navigator Prime Securities Lending Portfolio (f)	5,328,984

	Total Registered Investment Companies (Cost $9,091,417)	9,114,424

Total Investments - 103.2% (Cost $119,233,459)		164,400,405

Other Assets & Liabilities, Net - (3.2)%		(5,140,593)

Net Assets - 100.0%		159,259,812

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of December 31, 2017, the market value of securities loaned was $14,472,907. The loaned securities were secured with cash and securities collateral of $14,855,805. Collateral is calculated based on prior day’s prices.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $3,435,808, or 2.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2017.
(d)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$2,500,002	$2,669,568	1.7%

(e)	Affiliated issuer. Assets with a total aggregate market value of $3,785,440, or 2.4% of net assets, were affiliated with the Fund as of December 31, 2017.
(f)	Represents investments of cash collateral received in connection with securities lending.
(g)	All or part of this security is pledged as collateral. The market value of the securities pledged as collateral was $8,233,219.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks - 101.0%

AUTOMOBILES & COMPONENTS (a) - 0.5%
8,200	Gentherm, Inc.	260,350

BANKS - 16.7%
5,000,000	Alpha Bank AE ADR (a)	2,861,000
3,094	Canadian Imperial Bank of Commerce	301,387
6,377,500	Eurobank Ergasias SA ADR (a)	3,284,412
2,430	IBERIABANK Corp.	188,325
7,440,500	National Bank of Greece SA ADR (a)	2,410,722

		9,045,846

CAPITAL GOODS - 1.5%
28,100	Luxfer Holdings PLC	443,980
1,925	Teledyne Technologies, Inc. (a)	348,714

		792,694

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
20,000	Resources Connection, Inc.	309,000

CONSUMER DURABLES & APPAREL - 0.8%
6,000	Oxford Industries, Inc.	451,140

CONSUMER SERVICES - 1.6%
20,300	K12, Inc. (a)	322,770
20,350	Sonic Corp.	559,218

		881,988

DIVERSIFIED FINANCIALS - 2.0%
19,070	Cannae Holdings, Inc. (a)	324,762
7,275	KKR & Co. LP	153,212
57,120	Oaktree Specialty Lending Corp.	279,317
3,835	Raymond James Financial, Inc.	342,465

		1,099,756

ENERGY - 2.6%
14,100	C&J Energy Services, Inc. (a)	471,927
6,420	Dril-Quip, Inc. (a)	306,234
10,650	Oil States International, Inc. (a)	301,395
15,920	SM Energy Co.	351,514

		1,431,070

FOOD & STAPLES RETAILING - 0.9%
18,400	SpartanNash Co.	490,912

FOOD, BEVERAGE & TOBACCO - 0.8%
4,550	Dr. Pepper Snapple Group, Inc.	441,623

HEALTHCARE EQUIPMENT & SERVICES - 10.1%
513,100	Community Health Systems, Inc. (a)	2,185,806
20,000	K2M Group Holdings, Inc. (a)	360,000
4,025	LHC Group, Inc. (a)	246,531
8,900	LifePoint Health, Inc. (a)	443,220
6,045	MEDNAX, Inc. (a)	323,045
5,720	Molina Healthcare, Inc. (a)	438,610
2,450	NuVasive, Inc. (a)	143,300
32,410	Patterson Cos., Inc. (b)	1,170,973
11,300	Surgery Partners, Inc. (a)	136,730

		5,448,215

MATERIALS - 11.8%
26,100	Loma Negra Cia Industrial Argentina SA ADR (a)	601,344
250,000	MPM Holdings, Inc. (a)	5,000,000
2,205	Quaker Chemical Corp.	332,492
6,600	Sensient Technologies Corp.	482,790

		6,416,626

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Small-Cap Equity Fund

MEDIA - 1.1%
15,275	Sinclair Broadcast Group, Inc., Class A	578,159

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (a) - 15.9%
15,500	Acorda Therapeutics, Inc.	332,475
25,000	Amicus Therapeutics, Inc. (b)	359,750
4,400	ANI Pharmaceuticals, Inc.	283,580
2,582	Charles River Laboratories International, Inc.	282,600
110,825	Coherus Biosciences, Inc. (b)	975,260
35,716	Collegium Pharmaceutical, Inc. (b)	659,317
119,520	Egalet Corp.	119,520
46,701	Heron Therapeutics, Inc.	845,288
6,650	Intersect ENT, Inc.	215,460
64,600	MiMedx Group, Inc. (b)	814,606
4,350	Nektar Therapeutics (b)	259,782
2,350	Pacira Pharmaceuticals, Inc. (b)	107,278
5,600	Paratek Pharmaceuticals, Inc.	100,240
34,250	Portola Pharmaceuticals, Inc.	1,667,290
4,255	PRA Health Sciences, Inc.	387,503
22,055	Ultragenyx Pharmaceutical, Inc. (b)	1,022,911
25,000	Veracyte, Inc. (b)	163,250

		8,596,110

REAL ESTATE - 11.9%
40,575	Forest City Realty Trust, Inc., Class A, REIT	977,858
48,500	Independence Realty Trust, Inc., REIT	489,365
105,461	Jernigan Capital, Inc., REIT (b)	2,004,814
55,010	NexPoint Residential Trust, Inc., REIT (d)	1,536,979
613,889	RAIT Financial Trust, REIT	230,208
14,300	RLJ Lodging Trust, REIT	314,171
102,669	Spirit Realty Capital, Inc., REIT	880,900

		6,434,295

RETAILING - 9.5%
233,527	Barnes & Noble, Inc.	1,564,631
104,900	Finish Line, Inc. (The), Class A	1,524,197
58,500	Francesca’s Holdings Corp. (a)	427,635
21,850	Genesco, Inc. (a)	710,125
7,075	LKQ Corp. (a)	287,740
8,195	Tractor Supply Co.	612,576

		5,126,904

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (a) - 0.9%
14,150	Semtech Corp.	483,930

SOFTWARE & SERVICES - 7.5%
9,650	CoreLogic, Inc. (a)	445,927
5,500	Cornerstone OnDemand, Inc. (a)	194,315
19,100	CSRA, Inc.	571,472
22,900	Fortinet, Inc. (a)	1,000,501
6,750	Science Applications International Corp.	516,847
16,800	SS&C Technologies Holdings, Inc.	680,064
17,240	Teradata Corp. (a)	663,050

		4,072,176

TECHNOLOGY HARDWARE & EQUIPMENT (a) - 0.6%
3,390	Zebra Technologies Corp., Class A	351,882

TRANSPORTATION - 1.0%
14,000	JetBlue Airways Corp. (a)	312,760
7,950	Matson, Inc.	237,228

		549,988

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Small-Cap Equity Fund

UTILITIES - 2.7%
28,040	Calpine Corp. (a)	424,245
6,700	NRG Energy, Inc.	190,816
45,775	Vistra Energy Corp. (a)(b)	838,598

		1,453,659

	Total Common Stocks (Cost $52,749,223)	54,716,323

Master Limited Partnerships - 10.4%

ENERGY - 10.4%
20,390	Andeavor Logistics LP	941,814
77,300	Boardwalk Pipeline Partners LP	997,943
52,925	Dynagas LNG Partners LP	574,766
71,290	Energy Transfer Equity LP	1,230,465
8,825	Energy Transfer Partners LP	158,144
7,150	Plains All American Pipeline LP	147,576
24,610	SemGroup Corp., Class A	743,222
22,475	Western Gas Equity Partners LP	835,171

		5,629,101

	Total Master Limited Partnerships (Cost $4,551,309)	5,629,101

Contracts
Purchased Call Options - 1.2%
	Total Purchased Call Options (Cost $893,448)	644,000

Purchased Put Options - 0.0%
	Total Purchased Put Options (Cost $11,419)	18,315

Shares
Registered Investment Companies - 0.9%
664	NexPoint Credit Strategies Fund (d)	16,792
439,169	State Street Navigator Prime Securities Lending Portfolio (c)	439,169

	Total Registered Investment Companies (Cost $453,323)	455,961

Total Investments - 113.5%
(Cost $58,658,722)		61,463,700

Securities Sold Short - (5.1)%

EXCHANGE-TRADED FUNDS - (5.1)%
(39,000)	Direxion Daily Small Cap Bull 3X Shares ETF	(2,740,530)
	Total Exchange-Traded Funds (Proceeds $2,023,804)	(2,740,530)

	Total Securities Sold Short (Proceeds $2,023,804)	(2,740,530)

Other Assets & Liabilities, Net - (8.4)%		(4,557,555)

Net Assets - 100.0%		54,165,615

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of December 31, 2017, the market value of securities loaned was $2,770,581. The loaned securities were secured with cash and securities collateral of $2,880,258. Collateral is calculated based on prior day’s prices.
(c)	Represents investments of cash collateral received in connection with securities lending.
(d)	Affiliated issuer. Assets with a total aggregate market value of $1,553,771, or 2.9% of net assets, were affiliated with the Fund as of December 31, 2017.
(e)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $42,876,929.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Small-Cap Equity Fund

Purchased options contracts outstanding as of December 31, 2017 were as follows:
Description	Exercise Price	Exchange	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
CBOE SPX Volatility Index	$14.00	CBOE	January 2018	2,000	$2,800,000	$164,583	$90,000
CBOE SPX Volatility Index	$27.00	CBOE	January 2018	2,300	6,210,000	48,970	23,000
CBOE SPX Volatility Index	$17.00	CBOE	January 2018	2,500	4,250,000	130,729	75,000
CBOE SPX Volatility Index	$13.00	CBOE	February 2018	2,000	2,600,000	344,583	290,000
CBOE SPX Volatility Index	$17.00	CBOE	February 2018	2,000	3,400,000	204,583	166,000

						893,448	644,000

PURCHASED PUT OPTIONS:
CBOE SPX Volatility Index	$11.00	CBOE	January 2018	333	366,300	11,419	18,315

Total Purchased Options Contracts						$904,867	$662,315

Written options contracts outstanding as of December 31, 2017 were as follows:
Description	Exercise Price	Exchange	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
CBOE SPX Volatility Index	$15.00	CBOE	January 2018	2,000	$3,000,000	$135,417	$(80,000)
CBOE SPX Volatility Index	$35.00	CBOE	January 2018	2,300	8,050,000	21,180	(17,250)
CBOE SPX Volatility Index	$21.00	CBOE	January 2018	2,500	5,250,000	76,771	(50,000)
CBOE SPX Volatility Index	$14.00	CBOE	February 2018	2,000	2,800,000	291,417	(230,000)
CBOE SPX Volatility Index	$20.00	CBOE	February 2018	2,000	4,000,000	145,417	(120,000)

Total Written Options Contracts						$670,202	$(497,250)

The Fund had the following futures contracts, for which $754,081 was pledged as collateral, open at December 31, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
Russell 2000 Mini Index	March 2018	165	$12,676,125	$(141,518)

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Total Return Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 32.3%

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
72,375	Federal National Mortgage Assoc. REMIC Series 2012-93, Class SW, 1-month LIBOR + 6.100%, FRN, 09/25/2042 (a)(b)	11,636
4,849	Federal National Mortgage Assoc. STRIPS Series 354, Class 1 0.00%, 12/25/2034 (c)	4,163

	Total Agency Collateralized Mortgage Obligations (Cost $19,693)	15,799

AGENCY MORTGAGE-BACKED SECURITIES - 1.6%
62,160	Federal Home Loan Mortgage Corp. 5.00%, 06/01/2041	68,183
486,806	Federal National Mortgage Assoc. 3.00%, 02/01/2043 - 06/01/2043	489,933
222,263	3.50%, 11/01/2042 - 02/01/2043 (d)	229,984
88,355	4.00%, 02/01/2044	93,207
175,786	4.50%, 02/01/2040 - 01/01/2041	188,516
89,105	5.00%, 06/01/2041	97,849
130,597	Government National Mortgage Assoc. 3.00%, 04/20/2043 - 06/20/2043	132,481
130,939	3.50%, 05/20/2043	136,132
149,248	4.00%, 01/20/2041 - 04/20/2043 (d)	157,040
57,655	4.50%, 05/20/2040 - 03/20/2041	61,177

	Total Agency Mortgage-Backed Securities (Cost $1,640,016)	1,654,502

ASSET-BACKED SECURITIES (b) - 0.0%
2	Bear Stearns Asset-Backed Securities Trust Series 2003-ABF1, Class A, 1-month USD LIBOR + 0.740%, FRN, 01/25/2034	2

	Total Asset-Backed Securities (Cost $2 )	2

CORPORATE BONDS & NOTES - 23.2%

AUTOMOBILES & COMPONENTS - 0.2%
200,000	Toyota Motor Credit Corp., MTN 2.00%, 10/24/2018	200,274

BANKS - 2.5%
27,000	Bank of America Corp. 2.60%, 01/15/2019	27,097
403,000	8.00%, 01/30/2018 (b)(e)	404,874
500,000	8.13%, 05/15/2018 (b)(e)	510,625
42,000	Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	42,445
25,000	Goldman Sachs Group, Inc. (The), MTN 3-month USD LIBOR + 1.600%, FRN, 07/15/2020 (b)	25,283
21,000	Morgan Stanley, MTN 3-month USD LIBOR + 1.500%, FRN, 11/09/2018 (b)	21,053
1,500,000	Wells Fargo Bank NA, MTN 1.65%, 01/22/2018	1,499,713

		2,531,090

CAPITAL GOODS - 0.1%
92,000	Northrop Grumman Corp. 1.75%, 06/01/2018	91,946

CHEMICALS - 0.2%
160,000	Dow Chemical Co. (The) 5.70%, 05/15/2018	162,125
25,000	Dow Chemical Co. (The), MTN 1.95%, 02/15/2018	24,939

		187,064

CONSUMER DURABLES & APPAREL - 0.2%
19,000	Lennar Corp. 4.50%, 11/15/2019	19,570

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Total Return Fund

176,000	Mattel,Inc. 1.70%, 03/15/2018	176,220

		195,790

CONSUMER SERVICES - 0.5%
500,000	Marriott International, Inc. 6.75%, 05/15/2018	508,776
32,000	MGM Resorts International 5.25%, 03/31/2020	33,200

		541,976

DIVERSIFIED FINANCIALS - 0.5%
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (f)	150,329
12,000	General Motors Financial Co., Inc. 3.50%, 07/10/2019	12,185
370,000	JPMorgan Chase & Co. Series I, 3-month USD LIBOR + 3.470%, VRN, 04/30/2018 (b)(e)	375,088

		537,602

ENERGY - 0.2%
144,000	Kinder Morgan Energy Partners LP 5.95%, 02/15/2018	144,674
42,000	Kinder Morgan, Inc. 5.63%, 11/15/2023 (f)	46,429

		191,103

FINANCIALS - 0.4%
129,000	Caterpillar Financial Services Corp., MTN 5.45%, 04/15/2018	130,242
300,000	Jefferies Group LLC 5.13%, 04/13/2018	302,481

		432,723

FOOD, BEVERAGE & TOBACCO - 0.7%
33,000	Altria Group, Inc. 9.70%, 11/10/2018	35,139
225,000	JM Smucker Co. (The) 1.75%, 03/15/2018	225,081
250,000	Kraft Heinz Foods Co. 2.00%, 07/02/2018	250,023
20,000	Mondelez International, Inc. 6.13%, 02/01/2018	20,064
125,000	Philip Morris International, Inc. 5.65%, 05/16/2018	126,789
25,000	Sysco Corp. 5.25%, 02/12/2018	25,089

		682,185

HEALTHCARE EQUIPMENT & SERVICES - 4.6%
300,000	Abbott Laboratories 2.00%, 09/15/2018	299,987
885,000	Aetna, Inc. 1.70%, 06/07/2018	883,703
25,000	Anthem, Inc. 1.88%, 01/15/2018	24,999
500,000	Becton Dickinson and Co. 4.90%, 04/15/2018	504,009
44,000	HCA, Inc. 6.50%, 02/15/2020	46,750
560,000	Medtronic, Inc. 1.38%, 04/01/2018	559,444
9,000	2.50%, 03/15/2020	9,056
50,000	Tenet Healthcare Corp. 4.75%, 06/01/2020	51,125

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Total Return Fund

30,000	6.00%, 10/01/2020	31,832
1,835,000	UnitedHealth Group, Inc. 6.00%, 02/15/2018	1,844,084
270,000	Walgreen Co. 5.25%, 01/15/2019	278,246
250,000	Zimmer Biomet Holdings, Inc. 2.00%, 04/01/2018	250,106

		4,783,341

INDUSTRIALS - 1.7%
645,000	General Electric Co. Series D, 3-month USD LIBOR + 3.330%, VRN, 01/21/2021 (b)(e)	665,543
13,000	General Electric Co., MTN 4.75%, 02/15/2018	13,007
70,000	John Deere Capital Corp., MTN 1.35%, 01/16/2018	69,986
38,000	Masco Corp. 6.63%, 04/15/2018	38,479
35,000	Monsanto Co. 5.13%, 04/15/2018	35,305
914,000	United Technologies Corp. 1.78%, 05/04/2018 (g)	912,678

		1,734,998

INSURANCE - 0.7%
204,000	Allstate Corp. (The) 3-month USD LIBOR + 1.935%, VRN, 05/15/2067 (b)	201,960
500,000	Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	498,885
37,000	Berkshire Hathaway, Inc. 1.55%, 02/09/2018	36,982
21,000	CNA Financial Corp. 5.88%, 08/15/2020	22,729

		760,556

MEDIA - 1.5%
250,000	Comcast Corp. 5.70%, 05/15/2018	253,561
100,000	5.88%, 02/15/2018	100,517
386,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 1.75%, 01/15/2018	385,894
15,000	Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	15,019
750,000	Time Warner Cable LLC 6.75%, 07/01/2018	766,718

		1,521,709

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
250,000	AbbVie, Inc. 1.80%, 05/14/2018	249,900
500,000	Allergan Funding SCS 2.35%, 03/12/2018	500,420
246,000	Allergan, Inc. 1.35%, 03/15/2018	245,701
500,000	Amgen, Inc. 6.15%, 06/01/2018	508,418
307,000	Eli Lilly & Co. 1.25%, 03/01/2018	306,775
175,000	Gilead Sciences, Inc. 1.85%, 09/04/2018	175,024
100,000	McKesson Corp. 1.40%, 03/15/2018	99,908
100,000	Medco Health Solutions, Inc. 7.13%, 03/15/2018	101,016
26,000	Roche Holdings, Inc. 2.25%, 09/30/2019 (f)	26,054

		2,213,216

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Total Return Fund

REAL ESTATE - 0.1%
49,000	American Tower Corp., REIT 3.40%, 02/15/2019	49,569
30,000	Iron Mountain, Inc., REIT 6.00%, 08/15/2023	31,500

		81,069

RETAILING - 1.7%
423,000	CVS Health Corp. 1.90%, 07/20/2018	422,930
679,000	Dollar General Corp. 1.88%, 04/15/2018	678,655
561,000	McDonald’s Corp., MTN 5.35%, 03/01/2018	564,365
47,000	Target Corp. 6.00%, 01/15/2018	47,060
20,000	Wal-Mart Stores, Inc. 5.80%, 02/15/2018	20,088

		1,733,098

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
16,000	Xilinx, Inc. 2.13%, 03/15/2019	15,952

SOFTWARE & SERVICES - 0.0%
7,000	Oracle Corp. 5.75%, 04/15/2018	7,081

TELECOMMUNICATION SERVICES - 2.8%
300,000	AT&T, Inc. 1.75%, 01/15/2018	299,918
243,000	5.50%, 02/01/2018	243,701
1,066,000	British Telecommunications PLC 5.95%, 01/15/2018	1,067,435
17,000	Hughes Satellite Systems Corp. 6.50%, 06/15/2019	17,829
520,301	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	45,526
1,262,000	Vodafone Group PLC 1.50%, 02/19/2018	1,261,096

		2,935,505

TRANSPORTATION - 2.3%
746,000	Burlington Northern Santa Fe LLC 5.75%, 03/15/2018	751,627
66,000	Norfolk Southern Corp. 5.75%, 04/01/2018	66,606
1,500,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 3.38%, 03/15/2018 (f)	1,504,548

		2,322,781

UTILITIES (b) - 0.2%
250,000	WEC Energy Group, Inc. 3-month USD LIBOR + 2.113%, VRN, 05/15/2067	242,995

	Total Corporate Bonds & Notes (Cost $24,272,638)	23,944,054

FOREIGN CORPORATE BONDS & NOTES - 0.2%

CAPITAL GOODS (f) - 0.1%
61,000	Bombardier, Inc. 7.75%, 03/15/2020	65,804

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Total Return Fund

MEDIA (f) - 0.0%
27,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	27,472

UTILITIES (f) - 0.1%
64,000	Electricite de France SA 2.15%, 01/22/2019	64,018

	Total Foreign Corporate Bonds & Notes (Cost $151,676)	157,294

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 0.1%
18,743	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX, VRN 5.48%, 01/15/2049 (b)	19,011
60,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class C, VRN 4.88%, 01/15/2047 (b)	61,888
10,550	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (f)	10,548
9,231	Series 2007-C6, Class AM, VRN 6.11%, 07/15/2040 (b)	9,227
587	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA, VRN 6.12%, 12/12/2049 (b)	587
40,000	WF-RBS Commercial Mortgage Trust Series 2014-LC14, Class AS, VRN 4.35%, 03/15/2047 (b)	42,234

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $143,304)	143,495

U.S. TREASURIES - 1.4%
500,000	U.S. Treasury Notes 1.25%, 12/31/2018	497,276
500,000	1.38%, 01/15/2020 (h)	494,902
500,000	1.75%, 12/31/2020	496,592

	Total U.S. Treasuries (Cost $1,496,966)	1,488,770

U.S. TREASURY BILLS - 5.8%
3,000,000	U.S. Treasury Bill 0.00%, 03/01/2018	2,993,874
3,000,000	U.S. Treasury Bill 1.04%, 01/11/2018	2,999,120

	Total U.S. Treasury Bills (Cost $5,993,120)	5,992,994

	Total Bonds & Notes (Cost $33,717,415)	33,396,910

Shares
Domestic Equity - 32.4%

COMMON STOCKS - 30.8%

CONSUMER DURABLES & APPAREL - 2.6%
15,525	Genius Brands International, Inc. (i)	42,228
2,487	JG Boswell Co. (h)(j)	1,773,231
14,045	NIKE, Inc., Class B	878,515

		2,693,974

CONSUMER SERVICES (h)(i)(j) - 1.9%
241,072	Jamba, Inc.	1,943,040

DIVERSIFIED FINANCIALS - 9.7%
7,920	Berkshire Hathaway, Inc., Class B (i)	1,569,902
20,896	Oaktree Capital Group LLC	879,722
585,431	PICO Holdings, Inc. (i)(j)	7,493,517

		9,943,141

FOOD & STAPLES RETAILING - 2.6%
37,275	Walgreens Boots Alliance, Inc.	2,706,910

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Total Return Fund

FOOD, BEVERAGE & TOBACCO - 1.2%
11,795	Philip Morris International, Inc.	1,246,142

MEDIA - 3.1%
21,750	Liberty Media Corp-Liberty Formula One, Class A (i)	711,660
22,970	Time Warner, Inc.	2,101,066
11,375	Twenty-First Century Fox, Inc., Class B	388,115

		3,200,841

REAL ESTATE - 3.0%
1,295	Phillips Edison Grocery Center REIT I, Inc. (i)(j)(k)	13,431
69,565	Retail Opportunity Investments Corp., REIT	1,387,822
95,760	St Joe Co. (The) (h)(i)	1,728,468

		3,129,721

SOFTWARE & SERVICES (i) - 2.5%
581	Alphabet, Inc., Class A	612,025
1,866	Alphabet, Inc., Class C	1,952,583

		2,564,608

TELECOMMUNICATION SERVICES - 3.3%
206,302	CenturyLink, Inc.	3,441,117

TRANSPORTATION - 0.9%
7,390	United Parcel Service, Inc., Class B	885,069

	Total Common Stocks (Cost $30,113,074)	31,754,563

PREFERRED STOCKS - 1.6%
DIVERSIFIED FINANCIALS (e) - 0.5%
395	Wells Fargo & Co., Series L 7.500%	517,549

FINANCIALS (e)(j) - 0.0%
816	Gabelli Global Utility & Income Trust, Series A 3.800%	41,020

REAL ESTATE (e) - 0.6%
13,100	American Homes 4 Rent, Series E 6.350%	349,377
200	Gramercy Property Trust, Series A 7.125%	5,354
7,492	RLJ Lodging Trust, Series A 1.950%	204,232

		558,963

TELECOMMUNICATION SERVICES - 0.5%
11,700	Qwest Corp. 6.500%	265,034
11,400	Qwest Corp. 6.750%	262,628

		527,662

	Total Preferred Stocks (Cost $1,590,122)	1,645,194

	Total Domestic Equity (Cost $31,703,196)	33,399,757

Foreign Equity - 19.3%
COMMON STOCKS - 19.3%
DIVERSIFIED FINANCIALS - 0.7%
16,520	Brookfield Asset Management, Inc., Class A	719,281

FOOD, BEVERAGE & TOBACCO - 2.5%
34,095	British American Tobacco PLC, ADR	2,284,024
2,395	Sodexo SA	321,324

		2,605,348

MEDIA - 7.4%
462,745	DHX Media, Ltd.	1,661,960
49,050	DHX Media, Ltd.	174,128
407,679	Entertainment One, Ltd.	1,795,092
24,768	Liberty Global PLC, Class A (i)	887,685
32,693	Lions Gate Entertainment Corp., Class A (h)(i)	1,105,350

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Total Return Fund

3,000	Sky PLC, ADR (i)	165,570
68,700	Vivendi SA ADR	1,842,534

		7,632,319

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.6%
22,665	Allergan PLC	3,707,541

TRANSPORTATION - 5.1%
662,320	Bollore SA	3,595,787
648	Bollore SA (i)	3,540
1,342	Financiere de L’Odet (j)	1,588,833

		5,188,160

	Total Common Stocks (Cost $18,572,239)	19,852,649

	Total Foreign Equity (Cost $18,572,239)	19,852,649

REGISTERED INVESTMENT COMPANIES - 3.2%
11,121	BlackRock Taxable Municipal Bond Trust	257,896
11,776	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	307,000
12,500	Flaherty & Crumrine Preferred Securities Income Fund, Inc. (h)	255,750
10,612	Nuveen Build America Bond Fund	233,252
2,038,853	State Street Navigator Prime Securities Lending Portfolio (l)	2,038,853
30,357	TCW Strategic Income Fund, Inc. (h)	178,196

	Total Registered Investment Companies (Cost $3,181,749)	3,270,947

Principal Amount ($)
Cash Equivalents - 14.3%

COMMERCIAL PAPER - 4.3%
1,000,000	Schlumberger Holdings 1.44%, 01/10/2018	999,423
1,000,000	Boston Scientific Corp. 1.75%, 01/16/2018	999,143
2,400,000	Marriott International, Inc. 1.64%, 01/29/2018	2,396,392

	Total Commercial Paper (Cost $4,392,891)	4,394,958

Shares
MONEY MARKET FUNDS - 10.0%
10,303,243	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.209%	10,303,243

	Total Money Market Funds (Cost $10,303,243)	10,303,243

	Total Cash Equivalents (Cost $14,696,134)	14,698,201

Total Investments - 101.5% (Cost $101,870,733)		104,618,464

Other Assets & Liabilities, Net - (1.5)%		(1,508,970)

Net Assets - 100.0%		103,109,494

(a)	Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(b)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2017. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 1.56% and 3 months equal to 1.69%.
(c)	Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Perpetual maturity. Maturity date presented represents the next call date.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Total Return Fund

(f)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2017, these securities amounted to $1,895,202 or 1.8% of net assets.
(g)	Step coupon bond. The interest rate shown reflects the rate in effect December 31, 2017 and will reset at a future date.
(h)	Securities (or a portion of securities) on loan. As of December 31, 2017, the market value of securities loaned was $3,109,555. The loaned securities were secured with cash and securities collateral of $3,205,914. Collateral is calculated based on prior day’s prices.
(i)	Non-income producing security.
(k)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $13,431, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2017.
(l)	Represents investments of cash collateral received in connection with securities lending.

The Fund invested in the following countries as of December 31, 2017:

Country	Percentage (based on Total Investments)*
United States	82.8%
France	7.1%
United Kingdom	5.4%
Canada	4.2%
Luxembourg	0.5%

100.0%

Industry	Domestic	Foreign	Percentage (based on Total Investments)*
Diversified Financials	10.0%	0.7%	10.7%
Media	3.0%	7.3%	10.3%
Transportation	0.8%	5.0%	5.8%
Telecommunication Services	3.8%	0.0%	3.8%
Pharmaceuticals, Biotechnology & Life Sciences	0.0%	3.5%	3.5%
Food, Beverage & Tobacco	1.2%	2.5%	3.7%
Real Estate	3.5%	0.0%	3.5%
Consumer Durables & Apparel	2.6%	0.0%	2.6%
Food & Staples Retailing	2.6%	0.0%	2.6%
Software & Services	2.5%	0.0%	2.5%
Consumer Services	1.9%	0.0%	1.9%
Financials	0.0%	0.0%	0.0%

			50.9%

Sector	Percentage (based on Total Investments)
Agency Mortgage-Backed Securities	1.6%
Corporate Bonds & Notes	22.9%
U.S. Treasuries	7.2%
Other (each less than 1.0%)	0.3%

32.0%

Other Instruments	Percentage (based on Total Investments)*
Cash Equivalents	14.0%
Registered Investment Companies	3.1%

17.1%

100.0%

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Tax-Exempt Fund

Principal Amount ($)		Value ($)
Municipal Bonds & Notes - 95.4%
ALASKA - 4.0%
500,000	Alaska Housing Finance Corp. 5.00%, 12/01/2027	559,880

ARIZONA - 3.8%
475,000	Arizona Sports & Tourism Authority 5.00%, 07/01/2025	524,975

CALIFORNIA - 13.3%
120,000	Adelanto Public Utility Authority (Insured: AGM) 5.00%, 07/01/2027	139,164
500,000	Golden State Tobacco Securitization Corp. Insured: ST APPROP 5.00%, 06/01/2029	577,945
500,000	Los Angeles County Public Works Financing Authority 5.00%, 12/01/2027	609,650
435,000	Oxnard Financing Authority Insured: AGM 5.00%, 06/01/2028	504,630
13,000	Sacramento, CA Municipal Utility District 6.80%, 10/01/2019	13,761

		1,845,150

COLORADO - 4.1%
500,000	Regional Transportation District, CO 5.00%, 11/01/2027	571,415

CONNECTICUT - 6.0%
250,000	State of Connecticut Special Tax Revenue 5.00%, 10/01/2028	281,672
500,000	Town of Fairfield, CT, GO 5.00%, 01/01/2021	549,360

		831,032

DISTRICT OF COLUMBIA (a) - 4.0%
500,000	District of Columbia 5.00%, 04/01/2030	551,855

FLORIDA - 2.9%
350,000	City of Lakeland, FL 5.00%, 11/15/2033	398,958

GEORGIA - 3.7%
500,000	Municipal Electric Authority of Georgia 5.25%, 01/01/2019	516,825

HAWAII - 3.9%
500,000	State of Hawaii Airports System 5.25%, 07/01/2024	543,045

ILLINOIS - 10.3%
500,000	Carol Stream Park District, GO Insured: BAM 5.00%, 01/01/2032	579,855
460,000	Illinois Financing Authority 5.00%, 11/15/2027	512,790
315,000	Illinois State University Insured: AGM 4.00%, 04/01/2027	340,956

		1,433,601

INDIANA - 3.7%
500,000	Indiana Municipal Power Agency 5.50%, 01/01/2027	520,175

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Tax-Exempt Fund

MAINE - 0.1%
15,000	Maine Health & Higher Educational Facilities Authority Insured: ST RES FD GTY 5.25%, 07/01/2021	16,173

MASSACHUSETTS - 1.7%
200,000	Massachusetts Water Resources Authority 5.00%, 08/01/2032	229,920

MICHIGAN - 4.2%
500,000	Great Lakes Water Authority Water Supply System 5.00%, 07/01/2029	586,360

MISSOURI - 3.9%
500,000	Missouri Highway & Transportation Commission 5.00%, 05/01/2021	538,325

NEW JERSEY - 10.6%
500,000	New Jersey Economic Development Authority Insured: AGM 5.00%, 06/15/2029	558,240
500,000	New Jersey Educational Facilities Authority 5.00%, 06/15/2026	554,525
350,000	New Jersey Transportation Trust Fund Authority 5.00%, 06/15/2029	355,040

		1,467,805

PENNSYLVANIA - 9.0%
120,000	City of Philadelphia, PA Gas Works Co. Insured: NATL-RE 7.00%, 05/15/2020	128,218
480,000	Pennsylvania State Higher Educational Facilities Authority 5.00%, 09/01/2029	555,494
500,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2032	561,365

		1,245,077

TEXAS - 6.2%
500,000	Central Texas Turnpike System 5.00%, 08/15/2031	572,825
250,000	Texas Transportation Commission State Highway Fund 5.00%, 04/01/2023	290,265

		863,090

	Total Municipal Bonds & Notes (Cost $12,759,973)	13,243,661

Shares
Cash Equivalents - 3.5%
482,276	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.209%	482,276

	Total Cash Equivalents (Cost $482,276)	482,276

Total Investments - 98.9% (Cost $13,242,249)		13,725,937

Other Assets & Liabilities, Net - 1.1%		152,819

Net Assets - 100.0%		13,878,756

(a)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2017.

INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Bonds & Notes - 84.2%

AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
101,353	Federal National Mortgage Assoc. REMIC Series 2010-16, Class PA 4.50%, 02/25/2040	106,234

AGENCY MORTGAGE-BACKED SECURITIES - 10.5%
1,200,233	Federal Home Loan Mortgage Corp. 4.00%, 05/01/2044	1,268,714
196,571	5.00%, 06/01/2041	215,617
3,763,473	Federal National Mortgage Assoc. 3.00%, 02/01/2043 - 06/01/2043	3,787,731
1,641,869	3.50%, 11/01/2042 - 02/01/2043 (a)	1,699,121
1,805,994	4.00%, 01/01/2041 - 03/01/2044	1,905,435
2,504,608	4.50%, 10/01/2039 - 04/01/2041	2,685,634
281,777	5.00%, 06/01/2041	309,429
1,469,735	Government National Mortgage Assoc. 3.50%, 05/20/2043	1,528,024
1,497,392	4.00%, 01/20/2041 - 04/20/2043	1,576,280

	Total Agency Mortgage-Backed Securities (Cost $14,887,594)	14,975,985

ASSET-BACKED SECURITIES - 9.5%
332,000	American Tower Trust I Series 13, Class 1A 1.55%, 03/15/2043 (b)	331,567
793,000	AmeriCredit Automobile Receivables Trust Series 2013-3, Class E 3.74%, 12/08/2020 (b)	794,470
750,000	Capital Auto Receivables Asset Trust Series 2015-2, Class D 3.16%, 11/20/2020	756,638
500,000	Series 2014-1, Class D 3.39%, 07/22/2019	501,411
750,000	CarMax Auto Owner Trust 2014-2 Series 2014-2, Class D 2.58%, 11/16/2020	751,635
750,000	CIT Equipment Collateral Series 2014-VT1, Class C 2.65%, 10/20/2022 (b)	750,818
750,000	DT Auto Owner Trust Series 2015-3A, Class D 4.53%, 10/17/2022 (b)	766,817
750,000	First Investors Auto Owner Trust Series 2014-1A, Class D 3.28%, 04/15/2021 (b)	752,035
750,000	Series 2013-3A, Class D 3.67%, 05/15/2020 (b)	751,386
750,000	First Investors Auto Owner Trust 2014-2 Series 2014-2A, Class D 3.47%, 02/15/2021 (b)	755,581
750,000	Flagship Credit Auto Trust Series 2014-1, Class C 3.34%, 04/15/2020 (b)	755,595
750,000	GM Financial Automobile Leasing Trust Series 2015-3, Class C 2.98%, 11/20/2019	753,812
875,000	Series 2015-3, Class D 3.48%, 08/20/2020	880,893
624,000	Hertz Vehicle Financing II LP Series 2016-1A, Class A 2.32%, 03/25/2020 (b)	622,088
750,000	Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 08/25/2019 (b)	749,029
670,000	Hyundai Auto Receivables Trust 2014-B Series 2014-B, Class D 2.51%, 12/15/2020	672,303

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

750,000	Santander Drive Auto Receivables Trust Series 2015-4, Class C 2.97%, 03/15/2021	755,315
859,000	World Financial Network Credit Card Master Trust Series 2012-C, Class C 4.55%, 08/15/2022	874,739
650,000	World Omni Auto Receivables Trust Series 2015-A, Class B 2.04%, 01/18/2022	649,281

	Total Asset-Backed Securities (Cost $13,664,757)	13,625,413

CORPORATE BONDS & NOTES - 37.5%

AUTOMOBILES & COMPONENTS (c) - 0.1%
147,000	American Axle & Manufacturing, Inc. 6.25%, 03/15/2021	150,951

BANKS - 7.5%
495,000	Bank of America Corp. 2.00%, 01/11/2018	495,012
128,000	4.10%, 07/24/2023	136,031
380,000	Bank of America Corp., MTN 3.44%, 09/28/2020 (d)	384,881
311,000	4.00%, 04/01/2024	329,039
810,000	Capital One Financial Corp.3M USD LIBOR + 0.950%, FRN 2.49%, 03/09/2022 (d)	812,822
835,000	Goldman Sachs Capital III3M USD LIBOR + 0.770%, FRN 4.00%, 01/29/2018 (d)(e)	732,713
750,000	Goldman Sachs Group, Inc. (The)3M USD LIBOR + 1.170%, FRN 2.59%, 11/15/2021 (d)	761,277
750,000	Goldman Sachs Group, Inc. (The), MTN3M USD LIBOR + 1.750%, FRN 3.13%, 10/28/2027 (c)(d)	793,973
500,000	Independent Bank Group, Inc.VRN 5.00%, 12/31/2027 (d)	501,250
750,000	Manufacturers & Traders Trust Co.3M USD LIBOR + 0.640%, VRN 2.12%, 12/01/2021 (d)	746,282
750,000	Mellon Capital IV3M USD LIBOR + 0.565%, VRN 4.00%, 01/29/2018 (d)(e)	708,750
850,000	NTC Capital II Series B, 3M USD LIBOR + 0.590%, FRN 1.95%, 04/15/2027 (d)	797,937
250,000	People’s United Bank NA 4.00%, 07/15/2024	252,842
750,000	State Street Corp.3M USD LIBOR + 1.000%, FRN 2.59%, 06/01/2077 (d)	677,805
800,000	USB Capital IX3M USD LIBOR + 1.020%, VRN 3.50%, 01/29/2018 (d)(e)	725,000
795,000	Wachovia Capital Trust II3M USD LIBOR + 0.500%, FRN 1.86%, 01/15/2027 (d)	745,313
884,000	Wells Fargo & Co. Series S, 3M USD LIBOR + 3.110%, VRN 5.90%, 06/15/2024 (d)(e)	946,720
230,000	Wells Fargo & Co., MTN 4.10%, 06/03/2026	241,441

		10,789,088

CAPITAL GOODS - 1.1%
750,000	Ares Capital Corp. 4.88%, 11/30/2018	767,294
228,000	Eaton Corp. 2.75%, 11/02/2022	228,924
500,000	Prospect Capital Corp. 5.00%, 07/15/2019	510,948

		1,507,166

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

CHEMICALS - 0.4%
500,000	Westlake Chemical Corp. 4.88%, 05/15/2023	517,500

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
112,000	Catholic Health Initiatives 2.95%, 11/01/2022	111,154
747,000	Pitney Bowes, Inc. 4.63%, 03/15/2024 (c)	683,505

		794,659

CONSUMER DURABLES & APPAREL - 0.2%
307,000	Mattel, Inc. 2.35%, 05/06/2019	304,661

DIVERSIFIED FINANCIALS - 10.1%
500,000	American Express Co. Series C, 3M USD LIBOR + 3.285%, VRN 4.90%, 03/15/2020 (c)(d)(e)	510,625
750,000	Block Financial LLC 4.13%, 10/01/2020	773,546
217,000	Citigroup, Inc. 1.75%, 05/01/2018	216,837
202,000	5.50%, 09/13/2025	227,923
750,000	5.88%, 03/27/2020 (d)(e)	779,062
150,000	CNH Industrial Capital LLC 3.38%, 07/15/2019	151,500
150,000	Daimler Finance North America LLC 2.38%, 08/01/2018 (b)	150,329
750,000	Ford Motor Credit Co. LLC 2.47%, 08/03/2022 (d)	757,584
200,000	5.88%, 08/02/2021	219,800
750,000	General Electric Co., MTN3M USD LIBOR + 0.300%, FRN 1.66%, 05/13/2024 (d)	732,254
750,000	General Motors Financial Co., Inc.3M USD LIBOR + 1.360%, FRN 2.71%, 04/10/2018 (d)	751,524
267,000	Goldman Sachs Group, Inc. (The) 2.38%, 01/22/2018	267,058
311,000	2.63%, 01/31/2019	312,426
104,000	2.90%, 07/19/2018	104,487
247,000	4.00%, 03/03/2024	259,349
516,000	Goldman Sachs Group, Inc. (The), MTN3M USD LIBOR + 1.400%, VRN 2.86%, 08/26/2020 (d)	518,732
500,000	International Lease Finance Corp. 5.88%, 08/15/2022	555,184
750,000	JPMorgan Chase & Co. 5.00%, 07/01/2019 (d)(e) 763,973
500,000	7.90%, 04/30/2018 (d)(e)	506,875
500,000	Lazard Group LLC 4.25%, 11/14/2020	521,141
208,000	Morgan Stanley 2.13%, 04/25/2018	208,124
224,000	4.88%, 11/01/2022	241,468
133,000	5.00%, 11/24/2025	145,773
500,000	Morgan Stanley & Co., LLC, MTNYOY CPI + 2.000%, VRN 4.23%, 02/11/2020 (d)	512,500
500,000	Morgan Stanley, MTN 2.61%, 01/16/2020 (d)	502,517
500,000	3.00%, 02/21/2020 (d)(f)	496,250
237,000	4.10%, 05/22/2023	247,214
750,000	Stifel Financial Corp. 3.50%, 12/01/2020	756,412
1,000,000	UBS AG 5.13%, 05/15/2024	1,057,560
495,000	Volkswagen Group of America Finance LLC 2.13%, 05/23/2019 (b)	493,145
750,000	Western Union Co. (The) 3.60%, 03/15/2022 (c)	759,985

		14,501,157

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

ENERGY - 1.8%
90,000	Anadarko Petroleum Corp. 6.20%, 03/15/2040	109,484
500,000	Chesapeake Energy Corp.3M USD LIBOR + 3.250%, FRN 4.61%, 04/15/2019 (d)	500,000
98,000	Continental Resources, Inc. 4.90%, 06/01/2044 (c)	94,080
259,000	Energy Transfer LP 6.50%, 02/01/2042	294,202
65,000	Kerr-McGee Corp. 6.95%, 07/01/2024	76,723
181,000	Kinder Morgan Energy Partners LP 3.50%, 09/01/2023	181,579
205,000	4.30%, 05/01/2024	213,722
96,000	Newfield Exploration Co. 5.75%, 01/30/2022	102,960
120,000	Sabine Pass Liquefaction LLC 5.63%, 02/01/2021	128,731
214,000	Unit Corp. 6.63%, 05/15/2021	216,675
197,000	Williams Cos., Inc. (The) 4.55%, 06/24/2024	205,373
99,000	5.75%, 06/24/2044	106,178
317,000	Williams Partners LP 5.25%, 03/15/2020	335,029

		2,564,736

FOOD & STAPLES RETAILING (c) - 0.2%
279,000	Ingles Markets, Inc. 5.75%, 06/15/2023	283,185

FOOD, BEVERAGE & TOBACCO - 0.5%
108,000	Altria Group, Inc. 2.95%, 05/02/2023	108,323
108,000	4.50%, 05/02/2043	117,624
199,000	Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/2022	197,701
142,000	Diageo Investment Corp. 2.88%, 05/11/2022	144,225
111,000	Philip Morris International, Inc. 4.13%, 03/04/2043	114,601

		682,474

HEALTHCARE EQUIPMENT & SERVICES - 0.5%
207,000	Anthem, Inc. 3.30%, 01/15/2023	210,278
395,000	Express Scripts Holding Co. 2.25%, 06/15/2019	394,502
114,000	HCA, Inc. 6.50%, 02/15/2020	121,125

		725,905

INDUSTRIALS (d)(e) - 0.4%
600,000	General Electric Co. Series D, 3M USD LIBOR + 3.330%, VRN 5.00%, 01/21/2021	619,110

INSURANCE - 2.5%
119,000	Allstate Corp. (The)3M USD LIBOR + 2.938%, VRN 5.75%, 08/15/2053 (d)	130,127
167,000	American International Group, Inc. 3.38%, 08/15/2020	170,757

INVESTMENT PORTFOLIO (unaudited) (continued)
As of December 31, 2017	Highland Fixed Income Fund

750,000	Assured Guaranty US Holdings, Inc. 5.00%, 07/01/2024 (c)	809,179
224,000	Berkshire Hathaway, Inc. 4.50%, 02/11/2043	258,743
253,000	Five Corners Funding Trust 4.42%, 11/15/2023 (b)	271,473
103,000	Genworth Holdings, Inc. 4.80%, 02/15/2024	88,065
101,000	7.70%, 06/15/2020	102,136
221,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023 (b)	233,158
750,000	Old Republic International Corp. 4.88%, 10/01/2024	804,499
750,000	Prudential Financial, Inc.3M USD LIBOR + 5.000%, VRN 8.88%, 06/15/2068 (d)	772,313

		3,640,450

MATERIALS - 0.2%
257,000	Hexion, Inc. 6.63%, 04/15/2020	231,943

MEDIA - 0.7%
205,000	Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13%, 12/15/2021 (b)	206,537
103,000	Comcast Corp. 4.75%, 03/01/2044	118,396
75,000	iHeartCommunications, Inc. 10.00%, 01/15/2018	59,250
238,000	Omnicom Group, Inc. 3.63%, 05/01/2022	245,947
189,000	Time Warner Cable LLC 5.88%, 11/15/2040	205,720
168,000	Time Warner, Inc. 5.35%, 12/15/2043	185,958

		1,021,808

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
143,000	AbbVie, Inc. 2.00%, 11/06/2018	142,970
205,000	Celgene Corp. 3.63%, 05/15/2024	211,119
187,000	Endo Finance LLC & Endo Finco, Inc. 5.38%, 01/15/2023 (b)	146,795
209,000	Gilead Sciences, Inc. 3.70%, 04/01/2024	218,830
97,000	Mylan, Inc. 5.40%, 11/29/2043	106,109
153,000	Novartis Capital Corp. 4.40%, 05/06/2044	175,845

		1,001,668

REAL ESTATE - 3.9%
148,000	American Campus Communities Operating Partnership LP 4.13%, 07/01/2024	154,366
220,000	American Tower Corp., REIT 3.40%, 02/15/2019	222,553
750,000	CBRE Services, Inc. 5.00%, 03/15/2023	771,280
139,000	Corporate Office Properties LP, REIT 3.60%, 05/15/2023	139,256
750,000	5.25%, 02/15/2024	810,139
750,000	EPR Properties, REIT 5.75%, 08/15/2022	818,652
610,000	Hospitality Properties Trust, REIT 4.50%, 06/15/2023	638,533
164,000	National Retail Properties, Inc., REIT 3.90%, 06/15/2024	168,402
750,000	Potlatch Corp., REIT 7.50%, 11/01/2019	815,820

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

470,000	Select Income REIT 4.15%, 02/01/2022	475,699
569,000	WP Carey, Inc. 4.60%, 04/01/2024	595,187

		5,609,887

RETAILING - 0.8%
29,000	Bed Bath & Beyond, Inc. 4.92%, 08/01/2034 (c)	26,281
157,000	Glencore Funding LLC 4.13%, 05/30/2023 (b)	162,613
108,000	Home Depot, Inc. (The) 4.88%, 02/15/2044	130,891
750,000	Tapestry, Inc. 4.25%, 04/01/2025 (c)	771,412

		1,091,197

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
105,000	Xilinx, Inc. 2.13%, 03/15/2019	104,683

SOFTWARE & SERVICES - 1.2%
750,000	Amazon.com, Inc. 5.20%, 12/03/2025	862,342
750,000	eBay, Inc. 2.20%, 08/01/2019 (c)	748,413
154,000	Oracle Corp. 3.63%, 07/15/2023	161,812

		1,772,567

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
308,000	Apple, Inc. 2.85%, 05/06/2021	313,090
520,000	HP, Inc. 2.75%, 01/14/2019 (c)	522,232
500,000	Motorola Solutions, Inc. 3.50%, 03/01/2023	504,111
720,000	Seagate HDD Cayman 4.75%, 01/01/2025 (c)	707,510

		2,046,943

TELECOMMUNICATION SERVICES - 0.8%
262,000	AT&T, Inc. 2.38%, 11/27/2018	262,861
156,000	4.45%, 04/01/2024	165,236
336,000	5.15%, 03/15/2042	349,842
154,000	L-3 Technologies, Inc. 3.95%, 05/28/2024	160,525
119,000	Sprint Corp. 7.25%, 09/15/2021	126,289
215,000	Windstream Services LLC 6.38%, 08/01/2023 (c)	132,225

		1,196,978

TRANSPORTATION - 0.2%
246,000	Ryder System, Inc., MTN 2.45%, 09/03/2019	246,366

UTILITIES - 1.6%
103,000	CMS Energy Corp. 4.88%, 03/01/2044	120,813
146,000	Duke Energy Corp. 3.75%, 04/15/2024	152,689
215,000	Eversource Energy 1.45%, 05/01/2018	214,677
111,000	Great Plains Energy, Inc. 4.85%, 06/01/2021	117,653

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

142,000	PacifiCorp 6.25%, 10/15/2037	194,411
126,000	PPL Capital Funding, Inc. 5.00%, 03/15/2044	146,553
324,000	Public Service Electric & Gas Co., MTN 2.38%, 05/15/2023	318,745
259,000	Southern Co. (The) 2.45%, 09/01/2018	259,796
750,000	WEC Energy Group, Inc.3M USD LIBOR + 2.113%, VRN 3.53%, 05/15/2067 (d)	728,985

		2,254,322

	Total Corporate Bonds & Notes (Cost $52,448,830)	53,659,404

Principal Amount
FOREIGN CORPORATE BONDS & NOTES - 5.1%

Shares
BANKS - 1.6%
500,000	Bank of Nova Scotia (The), MTN3M USD LIBOR + 0.250%, VRN 1.72%, 08/28/2019 (d)	504,267
200,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.30%, 03/10/2019 (b)	200,128
455,000	Corp. Andina de Fomento 4.38%, 06/15/2022	485,890
200,000	Intesa Sanpaolo SpA 5.02%, 06/26/2024 (b)	205,066
394,000	Macquarie Bank, Ltd. 2.60%, 06/24/2019 (b)	395,152
249,000	Mizuho Bank, Ltd. 2.45%, 04/16/2019 (b)	249,230
240,000	Standard Chartered PLC 5.70%, 03/26/2044 (b)	292,169

		2,331,902

Principal Amount
CAPITAL GOODS - 0.5%
750,000	BlackRock Capital Investment Corp. 5.50%, 02/15/2018	759,375
DIVERSIFIED FINANCIALS - 0.2%
304,000	Invesco Finance PLC 3.13%, 11/30/2022	307,847
ENERGY - 0.8%
108,000	BP Capital Markets PLC 1.38%, 05/10/2018	107,841
205,000	CNOOC Nexen Finance (2014) ULC 4.25%, 04/30/2024	216,464
138,000	Nexen Energy ULC 6.40%, 05/15/2037	180,674
95,000	Petroleos Mexicanos 3.50%, 07/18/2018	95,779
325,000	Shell International Finance BV 3.40%, 08/12/2023	337,715
106,000	Statoil ASA 4.80%, 11/08/2043	124,446
95,000	Weatherford International, Ltd. 5.95%, 04/15/2042 (c)	74,575

		1,137,494

INSURANCE - 0.1%
100,000	XLIT, Ltd. 5.25%, 12/15/2043	115,247

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

MATERIALS - 0.6%
205,000	Agrium, Inc. 4.90%, 06/01/2043	229,587
103,000	Kinross Gold Corp. 5.95%, 03/15/2024	113,429
192,000	Teck Resources, Ltd. 3.75%, 02/01/2023	193,200
109,000	5.40%, 02/01/2043	110,090
157,000	Yamana Gold, Inc. 4.95%, 07/15/2024 (c)	164,464

		810,770

MEDIA (b) - 0.1%
208,000	Cogeco Communications, Inc. 4.88%, 05/01/2020	211,640

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
197,000	Actavis Funding SCS 3.85%, 06/15/2024	202,152
99,000	4.85%, 06/15/2044	106,372

		308,524

RETAILING - 0.5%
750,000	Signet UK Finance PLC 4.70%, 06/15/2024	739,479

SOFTWARE & SERVICES (b) - 0.1%
109,000	Tencent Holdings, Ltd. 3.38%, 05/02/2019	110,332

TELECOMMUNICATION SERVICES - 0.4%
295,000	America Movil SAB de CV 5.00%, 03/30/2020	311,243
200,000	Telecom Italia SpA 5.30%, 05/30/2024 (b)	214,250

		525,493

	Total Foreign Corporate Bonds & Notes (Cost $7,141,501)	7,358,103

Principal Amount ($)
MUNICIPAL BONDS & NOTES - 12.4%
500,000	Adelanto Public Utility Authority (Insured: AGM) 3.75%, 07/01/2024	490,600
750,000	Belding Area Schools, GO Insured: Q-SBLF 6.50%, 05/01/2025	822,780
765,000	City of Fort Collins 1.75%, 12/01/2032 (d)	765,000
750,000	Clark County School District Finance Corp. Insured: State Intercept 5.20%, 06/01/2026	796,732
635,000	Comstock Park Public Schools, GO Insured: Q-SBLF 6.30%, 05/01/2026	708,558
1,550,000	Indiana Development Finance Authority 1.73%, 12/01/2038 (d)	1,550,000
750,000	Industry Public Facilities Authority of California Insured: AGM 5.04%, 01/01/2027	770,880
235,000	5.75%, 01/01/2024 (f)	235,000
750,000	Kindred Public School District No. 2, GO 6.00%, 08/01/2027	875,137
1,260,000	Mississippi Business Finance Corp. 1.80%, 08/01/2021 (d)	1,260,000
1,200,000	1.85%, 12/01/2025 (d)	1,200,000
720,000	New York State Dormitory Authority 5.00%, 01/01/2024	704,794

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

750,000	North Texas Tollway Authority 8.91%, 02/01/2030	842,167
650,000	Pennsylvania Turnpike Commission 7.47%, 06/01/2025	697,821
200,000	7.47%, 06/01/2025	213,876
320,000	Port Authority of New York & New Jersey 4.46%, 10/01/2062	371,002
300,000	San Francisco City & County Redevelopment Agency 8.26%, 08/01/2029	401,229
470,000	Stanton Redevelopment Agency 8.63%, 12/01/2025	577,466
200,000	State of California, GOFRN 2.14%, 04/01/2047 (d)	201,938
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/2022	767,460
1,445,000	Washington State Housing Finance Commission 1.60%, 03/01/2041 (d)	1,445,000
2,005,000	Wheaton College 1.60%, 10/01/2035 (d)	2,005,000

	Total Municipal Bonds & Notes (Cost $17,528,747)	17,702,440

NON-AGENCY COLLATERALIZED MORTGAGE-BACKED SECURITIES - 1.5%
158,463	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX, VRN 5.48%, 01/15/2049 (d)	160,727
120,000	Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class AM, VRN 4.53%, 02/10/2047 (d)	129,097
100,000	Series 2013-LC13, Class AM, VRN 4.56%, 08/10/2046 (b)(d)	106,568
205,000	GS Mortgage Securities Trust Series 2014, Class C 3.79%, 01/10/2031 (b)	208,953
105,000	Series 2014-GC20, Class AS 4.26%, 04/10/2047	109,024
100,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class C, VRN 4.81%, 02/15/2047 (d)	102,697
153,000	Series 2013-C17, Class C, VRN 4.88%, 01/15/2047 (d)	157,816
65,935	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AMFL 6.11%, 07/15/2040 (b)	65,924
58,023	Series 2007-C6, Class AM, VRN 6.11%, 07/15/2040 (d)	57,996
210,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class AS, VRN 4.08%, 07/15/2046 (d)	220,476
191,000	Series 2013-C10, Class C, VRN 4.08%, 07/15/2046 (d)	190,110
100,000	Morgan Stanley Capital I Trust Series 2012-C4, Class B, VRN 5.21%, 03/15/2045 (b)(d)	107,416
47,353	Series 2006-T21, Class AJ, VRN 5.27%, 10/12/2052 (d)	47,317
4,500	Series 2007-IQ16, Class AMA, VRN 6.12%, 12/12/2049 (d)	4,498
115,000	WF-RBS Commercial Mortgage Trust Series 2013-C17, Class AS 4.26%, 12/15/2046	121,451
263,000	Series 2014-LC14, Class AS, VRN 4.35%, 03/15/2047 (d)	277,690
140,000	Series 2014-C19, Class B, VRN 4.72%, 03/15/2047 (d)	147,313

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $2,182,924)	2,215,073

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

SOVEREIGN BONDS - 0.7%
200,000	Brazilian Government International Bond 4.25%, 01/07/2025 (c)	203,650
226,000	Chile Government International Bond 3.63%, 10/30/2042	227,865
200,000	Colombia Government International Bond 2.63%, 03/15/2023	195,875
210,000	Mexico Government International Bond, MTN 4.75%, 03/08/2044	212,835
133,000	Turkey Government International Bond 3.25%, 03/23/2023 (c)	126,296

	Total Sovereign Bonds (Cost $965,189)	966,521

U.S. GOVERNMENT AGENCIES (g) - 3.8%
1,000,000	Federal Home Loan Mortgage Corp. 1.25%, 06/30/2021	989,724
1,000,000	Federal National Mortgage Assoc. 1.25%, 12/30/2019	994,554
2,000,000	1.38%, 10/29/2020	1,984,794
1,500,000	2.00%, 06/30/2021	1,498,360

	Total U.S. Government Agencies (Cost $5,497,979)	5,467,432

U.S. TREASURIES - 3.1%
1,500,000	U.S. Treasury Notes 0.75%, 09/30/2018	1,489,453
1,500,000	1.00%, 10/15/2019 (c)	1,477,324
1,500,000	1.13%, 09/30/2021	1,447,384

	Total U.S. Treasuries (Cost $4,492,185)	4,414,161

	Total Bonds & Notes (Cost $118,913,691)	120,490,766

Shares
Domestic Equity - 3.5%

COMMON STOCKS - 1.9%

ENERGY (h) - 0.1%
4,563	Linn Energy, Inc.	183,661

REAL ESTATE - 1.8%
22,000	Gramercy Property Trust, REIT	586,520
25,000	New York REIT, Inc., REIT	98,250
23,221	Phillips Edison Grocery Center REIT I, Inc. (f)(h)(i)	240,804
11,000	Retail Opportunity Investments Corp., REIT	219,450
173,000	VEREIT, Inc., REIT	1,347,670

		2,492,694

	Total Common Stocks (Cost $3,179,764)	2,676,355

PREFERRED STOCKS - 1.6%

BANKS - 1.6%
30,000	Countrywide Capital V 7.000%	795,975
22,109	First Republic Bank, Series E 7.000% (c)(e)(f)	578,471
28,000	GMAC Capital Trust I, Series 2 7.201% (d)	728,070
6,572	Wells Fargo & Co., Series Q 5.850% (d)(e)	177,197

		2,279,713

	Total Preferred Stocks (Cost $2,214,318)	2,279,713

	Total Domestic Equity (Cost $5,394,082)	4,956,068

Foreign Equity - 0.8%

PREFERRED STOCKS - 0.8%

INDUSTRIAL - 0.8%
1,200	Allergan PLC, Series A 5.500%	701,550

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Fixed Income Fund

1,075	Teva Pharmaceutical Industries, Ltd. 7.000%	382,109

		1,083,659

	Total Preferred Stocks (Cost $1,847,630)	1,083,659

	Total Foreign Equity (Cost $1,847,630)	1,083,659

Registered Investment Companies - 9.9%
58,849	BlackRock Build America Bond Trust	1,364,708
30,809	Cohen & Steers, Ltd., Duration Preferred & Income Fund, Inc.	803,191
49,998	DoubleLine Income Solutions Fund	1,009,460
61,486	Nuveen Build America Bond Fund	1,351,462
140,000	Nuveen Credit Strategies Income Fund	1,150,800
36,950	PCM Fund, Inc. (c)	427,511
79,000	PIMCO Dynamic Credit & Mortgage Income Fund	1,772,760
5,922,542	State Street Navigator Prime Securities Lending Portfolio (j)	5,922,542
36,229	Templeton Emerging Markets Income Fund	404,678

	Total Registered Investment Companies (Cost $13,877,254)	14,207,112

Cash Equivalents - 5.2%
MONEY MARKET FUNDS - 5.2%
7,503,494	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.209%	7,503,494

	Total Money Market Funds (Cost $7,503,494)	7,503,494

	Total Cash Equivalents (Cost $7,503,494)	7,503,494

Total Investments - 103.6% (Cost $147,536,151)		148,241,099

Other Assets & Liabilities, Net - (3.6)%		(5,106,024)

Net Assets - 100.0%		143,135,075

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2017, these securities amounted to $11,060,264 or 7.7% of net assets.
(c)	Securities (or a portion of securities) on loan. As of December 31, 2017, the market value of securities loaned was $7,278,350. The loaned securities were secured with cash and securities collateral of $7,430,042. Collateral is calculated based on prior day’s prices.
(d)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2017.
(e)	Perpetual maturity. Maturity date presented represents the next call date.
(g)	Step coupon bond. The interest rate shown reflects the rate in effect December 31, 2017 and will reset at a future date.
(h)	Non-income producing security.
(i)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $240,804, or 0.2% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2017. See Note 2.
(j)	Represents investments of cash collateral received in connection with securities lending.

GLOSSARY: (abbreviations that may be used in the preceding statements)(unaudited)

Municipal Bond or Agency Abbreviations:		Other Abbreviations:
AGM	Assured Guaranty Municipal Corp.	ADR	American Depositary Receipt
BAM	Build America Mutual	CDO	Collateralized Debt Obligation
GO	General Obligation	CLO	Collateralized Loan Obligation
NATL-RE	National Public Finance Guarantee Corp.	ETF	Exchange-Traded Fund
Q-SBLF	Qualified School Board Loan Fund	GDR	Global Depositary Receipt
ST APPROP	State Appropriation	MLP	Master Limited Partnership
ST RES FD GTY	State Resource Fund Guaranty	MTN	Medium-Term Note
		PIK	Payment-in-Kind
		PLC	Public Limited Company
		REIT	Real Estate Investment Trust
		REMIC	Real Estate Mortgage Investment Conduit
		SPDR	Standard & Poor’s Depositary Receipt
		STRIPS	Separate Trading of Registered Interest and Principal of Security

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers six of the Funds: Highland Global Allocation Fund (the “Global Allocation Fund”), Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), Highland Tax-Exempt Fund (the “Tax-Exempt Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund is reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services and who have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Funds II

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2017, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Funds II

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of December 31, 2017 is as follows:

	Total value at December 31, 2017		Level 1 Quoted Price	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Global Allocation Fund
Assets
U.S. Senior Loans
Chemicals	$1,080,502		$—	$—		$1,080,502
Energy	28,062,382		—	28,062,382		—
Financial	2,535,646		—	2,535,646		—
Manufacturing	3,378,407		—	3,378,407		—
Media & Telecommunications	1,452,050		—	1,452,050		—
Retail	11,237,104		—	11,237,104		—
Service	2,350,000		—	2,350,000		—
Telecommunications	47,997,649		—	—		47,997,649
Utilities	2,158,918		—	2,158,918		—
Non-U.S. Senior Loans
Healthcare	4,857,025		—	—		4,857,025
Information Technology	6,244,075		—	6,244,075		—
Manufacturing	340,629		—	340,629		—
Telecommunications	763,486		—	763,486		—
U.S. Corporate Bonds & Notes
Automobiles & Components	1		—	1		—
Broadcasting	1,404,791		—	1,404,791		—
Energy	2,558,962		—	235		2,558,727
Healthcare Equipment & Services	629,962		—	629,962		—
Retail	2,637,009		—	2,637,009		—
Telecommunication Services	—	(2)	—	—	(2)	—
Utilities	617,030		—	617,030		—
Non-U.S. Government Bonds	48,303,566		—	48,303,566		—
U.S. Equity
Automobiles & Components	155,675		155,675	—		—
Banks	1,661,353		1,661,353	—		—
Capital Goods	1,013,145		1,013,145	—		—
Chemicals	16,417,315		14,609,680	—		1,807,635
Commercial & Professional Services	377,250		377,250	—		—
Consumer Durables & Apparel	2,530,669		2,530,669	—		—
Consumer Services	13,747,903		13,747,903	—		—
Diversified Financials	793,275		793,275	—		—
Energy	526,030		526,030	—		—
Food & Staples Retailing	377,555		377,555	—		—
Food, Beverage & Tobacco	673,335		673,335	—		—
Healthcare Equipment & Services	17,516,911		17,516,911	—		—
Insurance	1,442,956		1,442,956	—		—
Materials	765,700		765,700	—		—
Media	3,770,726		3,770,726	—		—
Pharmaceuticals, Biotechnology & Life Sciences	11,972,145		11,972,145	—		—
Real Estate	19,432,603		19,432,603	—		—
Retailing	102,705		102,705	—		—
Semiconductors & Semiconductor Equipment	346,200		346,200	—		—
Software & Services	21,602,214		21,602,214	—		—
Technology Hardware & Equipment	210,100		210,100	—		—
Telecommunication Services	95,698,779		—	—		95,698,779
Transportation	8,761,852		8,761,852	—		—
Utilities	142,137,484		142,137,484	—		—
Non-U.S. Equity
Automobiles & Components	508,320		508,320	—		—
Banks	17,912,235		17,912,235	—		—
Capital Goods	329,550		329,550	—		—
Commercial & Professional Services	9,645,105		9,645,105	—		—
Consumer Durables & Apparel	2,432,213		2,432,213	—		—
Energy	1,423,672		1,423,672	—		—
Food, Beverage & Tobacco	2,381,736		2,381,736	—		—
Healthcare Equipment & Services	2,754,905		230,405	—		2,524,500
Materials	506,072		506,072	—		—
Media	3,542,043		3,542,043	—		—
Pharmaceuticals, Biotechnology & Life Sciences	130,580		130,580	—		—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Funds II

Real Estate	364,595	364,595	—	—
Retailing	106,480	106,480	—	—
Software & Services	8,244,172	8,244,172	—	—
Technology Hardware & Equipment	191,500	191,500	—	—
Utilities	6,797,360	6,797,360	—	—
U.S. Rights	7,707,514	—	7,707,514	—
U.S. Warrants	93,368	—	—	93,368
Non-U.S. Warrants	159,467	—	—	159,467
U.S. Purchased Call Options	18,593,750	18,593,750	—	—
U.S. Purchased Put Options	955,863	955,863	—	—
U.S. Registered Investment Companies	15,657,846	15,657,846	—	—
U.S. Master Limited Partnerships(1)	176,395,499	176,395,499	—	—
Non-U.S. Investment Companies	3,277,283	—	—	3,277,283
U.S. Asset-Backed Securities	31,831,943	—	31,586,492	245,451

Total Assets	842,586,145	530,876,462	151,409,297	160,300,386

Liabilities
Securities Sold Short
Common Stocks(1)	(75,487,169)	(75,487,169)	—	—
Non-U.S. Equity(1)	(18,802,718)	(18,802,718)	—	—
Non-U.S. Corporate Bonds & Notes(1)	(5,534,686)	—	(5,534,686)	—
Exchange-Traded Funds	(7,087,587)		(7,087,587)
Corporate Bonds(1)	(7,158,341)	—	(7,158,341)	—
Other Financial Instruments
Futures Contracts(3)	(917,723)	(917,723)	—	—
Written Call Options Contracts	(3,003,600)	(3,003,600)	—	—
Written Put Options Contracts	(37,900)	(37,900)	—	—

Total Liabilities	(118,029,724)	(98,249,110)	(19,780,614)	—

Total	$724,556,421	$432,627,352	$131,628,683	$160,300,386

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.
(3)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Premier Growth Equity Fund
Assets
Common Stocks
Banks	$9,698,310	$9,698,310	$—	$—
Capital Goods	7,306,175	7,306,175	—	—
Diversified Financials	17,559,420	17,559,420	—	—
Energy	10,771,010	10,771,010	—	—
Food & Staples Retailing	1,209,780	1,209,780	—	—
Food, Beverage & Tobacco	3,597,600	3,597,600	—	—
Healthcare Equipment & Services	9,637,471	9,637,471	—	—
Materials	2,879,958	2,113,718	—	766,240
Media	15,379,164	15,379,164	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,619,405	6,619,405	—	—
Real Estate	4,040,495	4,040,495	—	—
Retailing	13,418,025	13,418,025	—	—
Semiconductors & Semiconductor Equipment	2,927,250	2,927,250	—	—
Software & Services	31,201,035	31,201,035	—	—
Technology Hardware & Equipment	11,939,245	11,939,245	—	—
Utilities	3,664,000	3,664,000	—	—
Preferred Stocks(1)	2,669,568	—	—	2,669,568
Master Limited Partnerships(1)	768,070	768,070	—	—
Registered Investment Companies	9,114,424	9,114,424	—	—

Total	$164,400,405	$160,964,597	$—	$3,435,808

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Funds II

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small-Cap Equity Fund
Assets
Common Stocks(1)	$54,716,323	$54,716,323	$—	$—
Master Limited Partnerships(1)	5,629,101	5,629,101	—	—
Purchased Call Options(1)	644,000	644,000	—	—
Purchased Put Options	18,315	18,315	—	—
Registered Investment Companies	455,961	455,961	—	—

Total Assets	61,463,700	61,463,700	—	—

Liabilities
Securities Sold Short(1)	(2,740,530)	(2,740,530)	—	—
Other Financial Instruments
Written Options Contracts	(497,250)	(497,250)	—	—
Equity Contracts — Futures(2)	(141,518)	(141,518)	—	—

Total Liabilities	(3,379,298)	(3,379,298)	—	—

Total	$58,084,402	$58,084,402	$—	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Assets
Agency Collateralized Mortgage Obligations	$15,799	$—	$15,799	$—
Agency Mortgage-Backed Securities	1,654,502	—	1,654,502	—
Asset-Backed Securities	2	—	2	—
Corporate Bonds & Notes(1)	23,944,054	—	23,944,054	—
Foreign Corporate Bonds & Notes(1)	157,294	—	157,294	—
Non-Agency Collateralized Mortgage-Backed Securities	143,495	—	143,495	—
U.S. Treasuries	1,488,770	—	1,488,770	—
U.S. Treasury Bills	5,992,994	—	5,992,994	—
Domestic Equity
Common Stocks	31,754,563	31,741,132	—	13,431
Preferred Stocks(1)	1,645,194	1,645,194	—	—
Foreign Equity
Common Stocks	19,852,649	19,852,649	—	—
Registered Investment Companies	3,270,947	3,270,947	—	—
Commercial Paper	4,394,958	—	4,394,958	—
Money Market Funds	10,303,243	10,303,243	—	—

Total	$104,618,464	$66,813,165	$37,791,868	$13,431

(1)	See Investment Portfolio detail for industry breakout.

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Tax-Exempt Fund
Assets
Municipal Bonds & Notes(1)	$13,243,661	$—	$13,243,661	$—
Registered Investment Companies	482,276	482,276	—	—

Total	$13,725,937	$482,276	$13,243,661	$—

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Funds II

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$106,234	$—	$106,234	$—
Agency Mortgage-Backed Securities	14,975,985	—	14,975,985	—
Asset-Backed Securities	13,625,413	—	13,625,413	—
Corporate Bonds & Notes(1)	53,659,404	—	53,659,404	—
Foreign Corporate Bonds & Notes(1)	7,358,103	—	7,358,103	—
Municipal Bonds & Notes(1)	17,702,440	—	17,702,440	—
Non-Agency Collateralized Mortgage-Backed Securities	2,215,073	—	2,215,073	—
Sovereign Bonds	966,521	—	966,521	—
U.S. Government Agencies	5,467,432	—	5,467,432	—
U.S. Treasuries	4,414,161	—	4,414,161	—
Domestic Equity
Common Stocks	2,676,355	2,435,551	—	240,804
Preferred Stocks(1)	2,279,713	2,279,713	—	—
Foreign Equity	1,083,659	1,083,659	—	—
Registered Investment Companies	14,207,112	14,207,112	—	—
Money Market Funds	7,503,494	7,503,494	—	—

Total	$148,241,099	$27,509,529	$120,490,766	$240,804

(1)	See Investment Portfolio detail for industry breakout.

The tables below set forth a summary of changes in the Global Allocation Fund, Premier Growth Equity Fund, and the Total Return Fund and the Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the period ended December 31, 2017. Small-Cap Equity Fund and Tax-Exempt Fund had no level 3 assets for the period ended December 31, 2017.

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of Decemeber 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 30, 2017
Highland Global Allocation Fund
U.S. Senior Loans
Chemicals	$1,036,854	$—	$—	$5,086	$—	$38,562	$—	$—	$1,080,502	$38,562
Telecommunications	46,640,630	—	—	(1,629)	—	45,785	1,312,863	—	47,997,649	45,785
Non-U.S. Senior Loans
Healthcare	5,038,493	—	—	—	—	(329,036)	—	147,568	4,857,025	(329,036)
Corporate Bonds & Notes
Energy	—	2,558,727	—	—	—	—	—	—	2,558,727	—
U.S. Equity
Chemicals	1,225,664	—	—	—	—	581,971		—	1,807,635	581,971
Telecommunication Services	96,811,555	—	—	—	—	(1,112,776)	—	—	95,698,779	(1,112,776)
Non-U.S. Equity
Healthcare Equipment & Services	2,178,000	—	—	—	—	346,500	—	—	2,524,500	346,500
U.S. Warrants
Healthcare Equipment & Services	—	—	—	—	—	38,988	54,380	—	93,368	38,988
Non-U.S. Warrants
Healthcare Equipment & Services	99,206	—	—	—	—	60,261	—	—	159,467	60,261
Non-U.S. Investment Companies	3,491,987	—	—	—	—	(214,704)	—	—	3,277,283	(214,704)
Non-U.S. Asset-Backed Securities	240,647	—	—	—	—	4,804	—	—	245,451	4,804

Total	$156,763,036	$2,558,727	$—	$3,457	$—	$(539,645)	$1,367,243	$147,568	$160,300,386	$(539,645)

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of Decemeber 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 30, 2017
Highland Premier Growth Equity Fund
Common Stocks
Materials	$—	$—	$—	$—	$—	$568,240	$198,000	$—	$766,240	$568,240
Preferred Stocks
Software & Services	2,582,611	—	—	—	—	86,957	—	—	2,669,568	86,957

Total	$2,582,611	$—	$—	$—	$—	$655,197	$198,000	$—	$3,435,808	$655,197

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of Decemeber 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 30, 2017
Highland Total Return Fund
Common Stocks
Real Estate	$10,543	$—	$—	$—	$—	$2,888	$—	$—	$13,431	$2,888

Total	$10,543	$—	$—	$—	$—	$2,888	$—	$—	$13,431	$2,888

	Balance as of September 30, 2017	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of Decemeber 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 30, 2017
Highland Fixed Income Fund
Common Stocks
Real Estate	189,021	—	—	—	—	51,783	—	—	240,804	51,783

Total	$189,021	$—	$—	$—	$—	$51,783	$—	$—	$240,804	$51,783

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended December 31, 2017, a net amount of $2,558,727 of the Global Allocation Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the three months ended December 31, 2017, there were no transfers between level 1 and level 2.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Global Allocation Fund

Category	Market Value at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$49,078,151	Discounted Cash Flow Debt-Loan Spread	Spread Adjustment Adjusted Yield Swap Rate	0.10% 9.08% - 10.65% 1.66% - 2.32%

Non-U.S. Senior Loans	4,857,025	Discounted Cash Flow	Spread Adjustment	0.33%

Corporate Bonds & Notes	2,558,727	Liquidation Analysis	Claim Amount: Percent of Par	6.9%

U.S. Equity	97,506,414	Multiples Analysis	Price/MHz-PoP Risk Discount LTM EBITDA Multiple Liquidity Discount Size Adjustment	$0.12 - $0.68 25.00% 10.0x 10% 10%

Non-U.S. Equity	2,524,500	Discounted Cash Flow Implied Share Value	Discount Rate Terminal Multiple Minority Discount Weightings	10.25% 8.0x 16.7% 50%

U.S. Warrants	93,368	Black-Scholes Model	Annualized Volatility	28.00%

Non-U.S. Warrants	159,467	Black-Scholes Model	Annualized Volatility	60%

Non-U.S. Investment Companies	3,277,283	Net Asset Value	N/A	N/A

Non-U.S. Asset-Backed Securities	245,451	Discounted Cash Flow	Discount Rate	20.85%

Total	$160,300,386
Highland Premier Growth Equity Fund

Category	Market Value at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stock	$766,240	Multiples Analysis Discounted Cash Flow	Multiple of EBITDA Discount Rate Minority Discount Terminal Multiple Discount for Lack of Marketability	8.0x 12% 20% 7.0x 15%

Preferred Stock	2,669,568	Multiples Analysis Discounted Cash Flow	Multiple of NFY+1 Gross Profit Multiple of NFY+1 Total Revenue Minority Discount Discount Rate Terminal Multiple Minority Discount Discount for Lack of Marketability	3.75x 4.0x 20% 32.5% 3.25x 20% 15%

Total	$3,435,808

Highland Total Return Fund

Category	Market Value at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$13,431	Market Approach Blended Approach NAV	Market Index Adjustment Weightings Third Party Value Indication	2% 33.3% $9.74

Total	$13,431

Highland Fixed Income Fund

Category	Market Value at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$240,804	Market Approach Blended Approach NAV	Market Index Adjustment Weightings Third Party Value Indication	2% 33.3% $9.74

Total	$240,804

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Funds II

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At December 31, 2017, the Global Allocation and Small-Cap Equity Funds held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. The Global Allocation and Small-Cap Equity Funds entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions.

For the period ended December 31, 2017, the Highland Premier Growth Equity, Highland Total Return, Highland Tax-Exempt, and Highland Fixed Income Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Funds II

case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of December 31, 2017:

Global Allocation Fund

Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2017	Shares at December 31, 2017	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	657,039	$14,034,358	$646,680	$—	$—	$(685,157)	$13,995,881	688,774	$646,680
Highland Energy MLP Fund (Master Limited Partnerships)	4,203,447	16,771,754	415,519	—	—	(631,596)	16,555,677	4,311,374	415,519
Nexpoint Credit Strategies Fund	664	15,305	—	—	—	1,488	16,793	664	398
BB Votorantim Highland Infrastructure LLC (Non-U.S. Investment Companies)	10,000	3,491,987.00	—	—	—	(214,704)	3,277,283.00	10,000	—
TerreStar Corp. (U.S. Equity)	306,550	96,811,555.00	—	—	—	(1,112,776)	95,698,779.00	306,550	—
TerreStar Corp. (U.S. Senior Loans)	46,780,973	46,640,630	1,312,863	—	—	44,156	47,997,649	48,093,836	—

Total	51,958,673	$177,765,589	$2,375,062	$—	$—	$(2,598,589)	$177,542,062	53,411,198	$1,062,597

Highland Premier Growth Equity Fund

Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2017	Shares at December 31, 2017	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	176,920	$3,779,008	$174,131	$—	$—	$(184,492)	$3,768,647	185,465	$174,131
NexPoint Credit Strategies Fund	664	15,305	—	—	—	1,488	16,793	664	398

Total	177,584	$3,794,313	$174,131	$—	$—	$(183,004)	$3,785,440	186,129	$174,529

Highland Small-Cap Equity Fund

Issuer	Shares at September 30, 2017	Beginning Value as of September 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2017	Shares at December 31, 2017	Affiliated Income
Other Affiliates
NexPoint Residential Trust, Inc., REIT	54,500	$1,293,285	$11,989	$0	$0	$231,729	$1,536,979	55,010	$13,753
NexPoint Credit Strategies Fund	664	15,305	—	—	—	1,487	16,792	664	398

Total	55,164	$1,308,590	$11,989	$0	$0	$233,216	$1,553,771	55,674	$14,151

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2017, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Global Allocation Fund	$53,834,130	$(384,706,030)	$(330,871,990)	$1,021,456,506
Premier Growth Equity Fund	47,663,142	(2,775,819)	44,887,323	119,513,082
Small-Cap Equity Fund	10,201,244	(8,882,642)	1,318,602	58,952,313
Total Return Fund	4,923,193	(2,340,583)	2,582,610	103,236,289
Tax-Exempt Fund	485,123	(1,435)	483,688	13,242,379
Fixed Income Fund	2,883,425	(2,178,093)	705,332	149,043,267

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Funds II

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)
As of December 31, 2017	Highland Energy MLP Fund

Shares		Value ($)
Common Stocks - 39.9%

ENERGY (a) - 39.9%
43,479	EnLink Midstream LLC	765,230
60,624	Kinder Morgan, Inc.	1,095,476
48,964	Plains GP Holdings LP, Class A	1,074,760
88,479	SemGroup Corp., Class A	2,672,066
62,200	Targa Resources Corp.	3,011,724
66,655	Williams Cos., Inc. (The)	2,032,311

		10,651,567

	Total Common Stocks (Cost $13,863,797)	10,651,567

Master Limited Partnerships - 97.0%

ENERGY (a) - 97.0%
39,466	Andeavor Logistics LP	1,822,935
50,402	Boardwalk Pipeline Partners LP	650,690
31,078	Crestwood Equity Partners LP	801,812
173,305	Energy Transfer Equity LP	2,991,244
154,516	Energy Transfer Partners LP	2,768,927
120,611	EnLink Midstream Partners LP	1,853,791
104,538	Enterprise Products Partners LP	2,771,302
25,727	EQT Midstream Partners LP	1,880,644
56,594	MPLX LP	2,007,389
115,297	NGL Energy Partners LP	1,619,923
10,521	Plains All American Pipeline LP	217,154
28,159	Shell Midstream Partners LP	839,701
29,059	Suburban Propane Partners LP	703,809
27,970	Sunoco LP	794,348
52,163	Western Gas Equity Partners LP	1,938,377
56,681	Williams Partners LP	2,198,089

		25,860,135

	Total Master Limited Partnerships (Cost $30,734,110)	25,860,135

Total Investments - 136.9% (Cost $44,597,907)		36,511,702

Other Assets & Liabilities, Net - (36.9)%		(9,832,546)

Net Assets - 100.0%		26,679,156

(a)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $36,511,702.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2017	Highland Energy MLP Fund

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (the “Funds”) that are currently being offered including the Highland Energy MLP Fund (“the Fund”). The other portfolios are reported separately from the Fund.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund. The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Energy MLP Fund

Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of December 31, 2017, the Fund’s investments consisted of common stocks and master limited partnerships. If applicable, the fair values of the Fund’s common stocks and master limited partnerships that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of December 31, 2017 is as follows:

	Total value at December 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks(1)	$10,651,567	$10,651,567	$—	$—
Master Limited Partnerships(1)	25,860,135	25,860,135	—	—

Total	$36,511,702	$36,511,702	$—	$—

(1)	See Investment Portfolio detail for industry breakout.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of identified cost for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Fund considers liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Energy MLP Fund

Master Limited Partnerships

Master Limited Partnerships, commonly referred to as “MLPs,” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs treated as partnerships under the Code, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Derivative Transactions

The Fund is subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing its investment objectives. The Fund enters into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Options

The Fund may utilize options on securities or indices to varying degrees as part of its principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Fund may hold options, write option contracts, or both.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or a capital loss if the cost of the closing option is more than the premium received from writing the option. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened or a capital loss if the premium received from a sale is less than the original premium paid. The Fund did not have any transactions in written options for the period ended December 31, 2017.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2017	Highland Energy MLP Fund

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at December 31, 2017, based on cost of investments and cash equivalent for U.S. federal income tax purposes is:

Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation	Cost
$1,438,553	$11,235,618	($9,797,065)	$47,244,054

Significant Shareholders

The number of shareholders each owning 5% or more of the Fund is listed below. The total percentage of the Fund held by such external shareholders as well as percentage of the Fund held by certain directly and indirectly wholly-owned subsidiaries of the Investment Adviser and their affiliates (“Highland Affiliates”) at December 31, 2017 were:

Number	% of Fund Held
3	81.34%

Investment activities of these shareholders, including redemptions, could have a material impact on the Fund and remaining shareholders.

For more information with regard to significant accounting policies, see the most recent annual report filed with the U.S. Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date:	February 28, 2018